File No. 333-52561     CIK #1025248


                       Securities and Exchange Commission
                          Washington, D. C. 20549-1004

                                 Post-Effective
                               Amendment No. 1 to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

        Van Kampen American Capital Equity Opportunity Trust, Series 102
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181
          (Complete address of Depositor's principal executive offices)


  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER
  Attention: A. Thomas Smith III, General Counsel     Attention: Mark J. Kneedy
  One Parkview Plaza                                  111 West Monroe Street
  Oakbrook Terrace, Illinois 60181                    Chicago, Illinois 60603
               (Name and complete address of agents for service)

    (X) Check if it is proposed that this filing will become effective on September 24, 1999 pursuant to paragraph (b) of Rule 485.

VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES 102 Blue Chip Opportunity Trust, Series 4 Blue Chip Opportunity and Treasury Trust, Series 6

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE
 NOTE: Part One of this Prospectus may not be distributed unless accompanied by
  Part Two. Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------

                                    THE TRUST
         Van Kampen American Capital Equity Opportunity Trust, Series 102 (the "Fund") is comprised of two separate and distinct unit investment trusts, Blue Chip Opportunity Trust, Series 4 (the "Blue Chip Opportunity Trust") and Blue Chip Opportunity and Treasury Trust, Series 6 (the "Blue Chip Opportunity and Treasury Trust"). The Blue Chip Opportunity Trust offers investors the opportunity to purchase Units representing proportionate interests in a diversified portfolio of the actively traded "blue chip" equity securities which are current components of the Dow Jones Industrial Average*. The Blue Chip Opportunity and Treasury Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio of the actively traded "blue chip" equity securities which were current components of the Dow Jones Industrial Average* as of the initial date of deposit plus zero coupon U.S. Treasury obligations. Dow Jones & Company, Inc. has not participated in any way in the creation of the Trusts or in the selection of stocks included in the Trusts and has not approved any information herein relating thereto.


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE
     UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The Date of this Prospectus is September 24, 1999


                           Van Kampen Focus Portfolios

        VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES 102
                      Blue Chip Opportunity Trust, Series 4
               Blue Chip Opportunity and Treasury Trust, Series 6
                   Summary of Essential Financial Information
                               As of July 6, 1999
                          Sponsor: Van Kampen Funds Inc
                Supervisor: Van Kampen Investment Advisory Corp.
                          (An affiliate of the Sponsor)
                Evaluator: American Portfolio Evaluation Services
                   (A division of an affiliate of the Sponsor)
                          Trustee: The Bank of New York


                                                                                                          Blue Chip
                                                                                      Blue Chip          Opportunity
                                                                                     Opportunity         & Treasury
                                                                                        Trust               Trust
                                                                                     ---------------   ---------------
General Information
Number of Units                                                                        426,517.006        919,885.145
Fractional Undivided Interest in Trust per Unit                                      1/426,517.006      1/919,885.145
Public Offering Price:
      Aggregate Value of Securities in Portfolio (1)                           $         4,989,179  $       9,717,304
      Aggregate Value of Securities per Unit (including accumulated dividends) $             11.70  $           10.56
      Sales charge 4.2% (4.384% of Aggregate Value of Securities excluding
        principal cash per Unit) (3)                                           $               .51  $             .47
      Public Offering Price per Unit (2)(3)                                    $             12.21  $           11.03
Redemption Price per Unit                                                      $             11.70  $           10.56
Secondary Market Repurchase Price per Unit                                     $             11.70  $           10.56
Excess of Public Offering Price per Unit Over Redemption Price per Unit        $               .51  $             .47

Supervisor's Annual Supervisory Fee         Maximum of $.0025 per Unit
Evaluator's Annual Fee                      Maximum of $.0025 per Unit
Evaluation Time                             Close of the New York Stock Exchange
Initial Date of Deposit                     June 2, 1998
Mandatory Termination Date - Blue Chip
   Opportunity Trust                        June 2, 2008
Mandatory Termination Date - Blue Chip
   Opportunity and Treasury Trust           August 15, 2013

Minimum Termination Value The Trust may be terminated if the net asset value of such Trust is less than $500,000 unless the net asset value of such Trust deposits has exceeded $15,000,000, then the Trust Agreement may be terminated if the net asset value of such Trust is less than $3,000,000.

Estimated Net Annual Dividends per Unit                                         $            .13549 $                 .08971
Trustee's Annual fee                                $.008 per Unit
Estimated Annual Organizational Expenses per Unit (4)                           $            .01841 $                 .00969
Income Distribution Record Dates                    TENTH day of March, June, September and December.
Income Distribution Dates                           TWENTY-FIFTH day of March, June, September and December.
Capital Account Record Date                         TENTH day of December.
Capital Account Distribution Date                   TWENTY-FIFTH day of December.


--------------------------------------------------------------------------------

(1) Equity Securities listed on a national securities exchange are value at the closing sale price, or if no such price exists, or if the Equity Securities are not listed, at the closing bid price thereof. The Treasury Obligations are valued at the last available bid price.

(2) Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.


(3) Effective on each June 2, the secondary sales charge will decrease by .3 of 1% to a minimum sales charge of 1.5%. See "Public Offering - Offering Price" in Part Two.

(4) Each Trust (and therefore Unitholders) will bear all or a portion of its organizational costs (including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee but not including the expenses incurred in the preparation and printing of brochures and other advertising materials and any other selling expenses) as is common for mutual funds. Total organizational expenses will be amortized over a five year period.


                                    PORTFOLIO
   The Blue Chip Opportunity Trust consists of 30 different issues of Equity Securities, all of which are actively traded, blue-chip securities of large, well established corporations and all of which, taken together, are current components of the Dow Jones Industrial Average. The Dow Jones Industrial Average is the property of Dow Jones & Company, Inc. Dow Jones & Company, Inc. has not granted to the Trusts or the Sponsor a license to use the Dow Jones Industrial Average. Units are not designed so that their prices will parallel or correlate with movements in the Dow Jones Industrial Average, and it is expected that their prices will not parallel or correlate with such movements. Dow Jones & Company, Inc. has not participated in any way in the creation of the Trust or in the selection of stocks included in the Trust and has not approved any information herein relating thereto.

                              PER UNIT INFORMATION
                                                                                            1999 (1)
                                                                                         ------------
Net asset value per Unit at beginning of period........................................  $       9.55
                                                                                         ============
Net asset value per Unit at end of period..............................................  $      10.95
                                                                                         ============
Distributions to Unitholders of investment income including accumulated
   dividends paid on Units redeemed (average Units outstanding for entire period)......  $       0.11
                                                                                         ============
Distributions to Unitholders from Security sales proceeds
   (average Units outstanding for entire period).......................................  $         --
                                                                                         ============
Unrealized appreciation (depreciation) of Equity Securities
   (per Unit outstanding at end of period).............................................  $       2.16
                                                                                         ============
Distributions of investment income by frequency of payments
   Quarterly...........................................................................  $       0.10
Units outstanding at end of period.....................................................       481,042

--------------------------------------------------------------------------------

(1)  For the period from June 2, 1998 (date of deposit) through May 31, 1999

                                    PORTFOLIO

   The Blue Chip Opportunity and Treasury Trust consists of 30 different issues of Equity Securities, all of which are actively traded, blue-chip securities of large, well established corporations and all of which, taken together, were components of the Dow Jones Industrial Average on the initial Date of Deposit plus zero coupon U.S. Treasury obligations. The Dow Jones Industrial Average is the property of Dow Jones & Company, Inc. Dow Jones & Company, Inc. has not granted to the Trusts or the Sponsor a license to use the Dow Jones Industrial Average. Units are not designed so that their prices will parallel or correlate with movements in the Dow Jones Industrial Average, and it is expected that their prices will not parallel or correlate with such movements. Dow Jones & Company, Inc. has not participated in any way in the creation of the Trust or in the selection of stocks included in the Trust and has not approved any information herein relating thereto.

                              PER UNIT INFORMATION
                                                                                           1999 (1)
                                                                                        ------------
Net asset value per Unit at beginning of period.......................................  $       9.56
                                                                                        ============
Net asset value per Unit at end of period.............................................  $      10.34
                                                                                        ============
Distributions to Unitholders of investment income including accumulated
   dividends paid on Units redeemed (average Units outstanding for entire period).....  $       0.07
                                                                                        ============
Distributions to Unitholders from Security sales proceeds
   (average Units outstanding for entire period)......................................  $         --
                                                                                        ============
Unrealized appreciation (depreciation) of Equity Securities
   (per Unit outstanding at end of period)............................................  $       2.48
                                                                                        ============
Distributions of investment income by frequency of payments
   Quarterly..........................................................................  $       0.06
Units outstanding at end of period....................................................       959,959

--------------------------------------------------------------------------------

(1)  For the period from June 2, 1998 (date of deposit) through May 31, 1999


               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors of Van Kampen Funds Inc. and the Unitholders of Van Kampen American Capital Equity Opportunity Trust, Series 102 (Blue Chip Opportunity Trust, Series 4 and Blue Chip Opportunity and Treasury Trust, Series
6):

   We have audited the accompanying statement of condition (including the analysis of net assets) and the related portfolio of Van Kampen American Capital Equity Opportunity Trust, Series 102 (Blue Chip Opportunity Trust, Series 4 and Blue Chip Opportunity and Treasury Trust, Series 6) as of May 31, 1999 and the related statements of operations and changes in net assets for the period from June 2, 1998 (date of deposit) through May 31, 1999. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.

   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurances about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 1999 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital Equity Opportunity Trust, Series 102 (Blue Chip Opportunity Trust, Series 4 and Blue Chip Opportunity and Treasury Trust, Series 6) as of May 31, 1999 and the related statements of operations and changes in net assets for the period from June 2, 1998 (date of deposit) through May 31, 1999. in conformity with generally accepted accounting principles.

                                                              GRANT THORNTON LLP

Chicago, Illinois
July 16, 1999

        VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES 102
                             Statements of Condition
                                  May 31, 1999

                                                                                                         Blue Chip
                                                                                      Blue Chip         Opportunity
                                                                                     Opportunity        & Treasury
                                                                                        Trust              Trust
                                                                                 -----------------   ---------------
   Trust property
      Securities at market value, (cost $4,241,424 and $7,525,613) (note 1)     $       5,279,853    $     9,902,104
      Organizational Expenses                                                              30,178             33,314
      Dividends Receivable                                                                  5,716             12,108
      Receivable for securities called                                                         --             59,747
                                                                                 -----------------   ---------------
                                                                                $       5,315,747         10,007,273
                                                                                 =================   ===============
   Liabilities and interest to Unitholders
      Cash Overdraft                                                            $          44,133    $        62,183
      Redemptions payable                                                                   2,289             20,633
      Interest to Unitholders                                                           5,269,325          9,924,457
                                                                                 -----------------   ---------------
                                                                                $       5,315,747         10,007,273
                                                                                 =================   ===============


                             Analyses of Net Assets

   Interest of Unitholders (481,042 and 959,959 Units of fractional undivided interest outstanding)
      Cost to original investors of 716,024 and 1,225,037 Units (note 1)        $       4,144,299    $     3,748,621
        Less initial underwriting commission (note 3)                                     186,607            166,714
                                                                                 -----------------   ---------------
                                                                                        3,957,692          3,581,907
        Less redemption of 234,982 and 265,078 Units                                    2,432,335          2,707,231
                                                                                 -----------------   ---------------
                                                                                        1,525,357            874,676
      Undistributed net investment income
        Net Investment Income                                                              79,280            389,796
        Less distributions to Unitholders                                                  69,687             71,858
                                                                                 -----------------   ---------------
                                                                                            9,593            317,938
      Realized gain (loss) on Security sale                                                98,507          1,536,381
      Unrealized appreciation (depreciation) of Securities (note 2)                     1,038,429          2,376,491
      Distributions to Unitholders of Security sale proceeds                                   --                 --
      Additional Securities purchased from proceeds of Unit Sales                       2,597,439          4,818,971
                                                                                 -----------------   ---------------
          Net asset value to Unitholders                                        $       5,269,325    $     9,924,457
                                                                                 =================   ===============

   Net asset value per Unit (481,042 and 959,959 Units outstanding)             $           10.95    $         10.34
                                                                                 =================   ===============


        The accompanying notes are an integral part of these statements.

                      BLUE CHIP OPPORTUNITY TRUST, SERIES 4
                             Statement of Operations
         Period from June 2, 1998 (date of deposit) through May 31, 1999


                                                                                                              1999
                                                                                                       ---------------
   Investment income
      Dividend income                                                                                  $       96,542
      Expenses
         Trustee fees and expenses                                                                              7,080
         Evaluator fees                                                                                         1,319
         Organizational fees                                                                                    7,544
         Supervisory fees                                                                                       1,319
                                                                                                       ---------------
            Total expenses                                                                                     17,262
      Net investment income                                                                                    79,280
   Realized gain (loss) from Securities sale
      Proceeds                                                                                              2,418,707
      Cost                                                                                                  2,320,200
                                                                                                       ---------------
         Realized gain (loss)                                                                                  98,507
   Net change in unrealized appreciation (depreciation) of Securities                                       1,038,429
                                                                                                       ---------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $    1,216,216
                                                                                                       ===============


                       Statement of Changes in Net Assets
         Period from June 2, 1998 (date of deposit) through May 31, 1999

                                                                                                            1999
                                                                                                       ---------------
   Increase (decrease) in net assets Operations:
      Net investment income                                                                            $       79,280
      Realized gain (loss) on Securities                                                                       98,507
      Net change in unrealized appreciation (depreciation) of Securities                                    1,038,429
                                                                                                       ---------------
         Net increase (decrease) in net assets resulting from operations
   1,216,216 Distributions to Unitholders from:
      Net investment income                                                                                   (69,687)
      Security sale proceeds                                                                                       --
   Redemption of Units (note 4)                                                                            (2,432,335)
                                                                                                       ---------------
         Total increase (decrease)                                                                         (1,285,806)
   Net asset value to Unitholders
      Beginning of period                                                                                   3,957,692
      Additional Securities purchased from the proceeds of Unit Sales                                       2,597,439
                                                                                                       ---------------

      End of period (including undistributed net investment income of $9,593)                          $    5,269,325
                                                                                                       ===============



        The accompanying notes are an integral part of these statements.

               BLUE CHIP OPPORTUNITY AND TREASURY TRUST, SERIES 6
                             Statement of Operations
         Period from June 2, 1998 (date of deposit) through May 31, 1999


                                                                                                              1999
                                                                                                       ---------------
   Investment income
      Dividend income                                                                                  $       85,550
      Interest income                                                                                         326,325
      Expenses
         Trustee fees and expenses                                                                              9,155
         Evaluator fees                                                                                         2,298
         Organizational fees                                                                                    8,328
         Supervisory fees                                                                                       2,298
                                                                                                       ---------------
            Total expenses                                                                                     22,079
                                                                                                       ---------------
         Net investment income                                                                                389,796
   Realized gain (loss) from Securities sale
      Proceeds                                                                                              2,726,543
      Cost                                                                                                  1,190,162
                                                                                                       ---------------
         Realized gain (loss)                                                                               1,536,381
   Net change in unrealized appreciation (depreciation) of Securities                                       2,376,491
                                                                                                       ---------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               $    4,302,668
                                                                                                       ===============


                       Statement of Changes in Net Assets
         Period from June 2, 1998 (date of deposit) through May 31, 1999

                                                                                                            1999
                                                                                                        ---------------
   Increase (decrease) in net assets Operations:
      Net investment income                                                                            $      389,796
      Realized gain (loss) on Securities                                                                    1,536,381
      Net change in unrealized appreciation (depreciation) of Securities                                    2,376,491
                                                                                                       ---------------
         Net increase (decrease) in net assets resulting from operations
   4,302,668 Distributions to Unitholders from:
      Net investment income                                                                                   (71,858)
      Securities sale proceeds                                                                                     --
   Redemption of Units                                                                                     (2,707,231)
                                                                                                       ---------------
            Total increase (decrease)                                                                       1,523,579
   Net asset value to Unitholders
      Beginning of period                                                                                   3,581,907
      Additional Securities purchased from proceeds of Unit Sales                                           4,818,971
                                                                                                       ---------------
      End of period (including undistributed net investment income of $317,938)                        $    9,924,457
                                                                                                       ===============



        The accompanying notes are an integral part of these statements.

BLUE CHIP OPPORTUNITY TRUST, SERIES 4                                                     PORTFOLIO as of May 31, 1999
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Valuation of
Number                                                                                   Market Value     Securities
of Shares          Name of Issuer                                                          Per Share       (Note 1)
---------------    ------------------------------------------------------------------------------------ ---------------
          4,780   Alcoa, Incorporated                                                   $    55.0000      $    262,900
------------------------------------------------------------------------------------------------------------------------------------
          3,833   AlliedSignal, Incorporated                                                  58.0625          222,554
------------------------------------------------------------------------------------------------------------------------------------
          1,548   American Express Company                                                   121.1875          187,598
------------------------------------------------------------------------------------------------------------------------------------
          4,081   AT&T Corporation                                                            55.5000          226,495
------------------------------------------------------------------------------------------------------------------------------------
          3,356   Boeing Company                                                              42.2500          141,791
------------------------------------------------------------------------------------------------------------------------------------
          2,819   Caterpillar, Incorporated                                                   54.8750          154,693
------------------------------------------------------------------------------------------------------------------------------------
          1,810   Chevron Corporation                                                         92.6875          167,764
------------------------------------------------------------------------------------------------------------------------------------
          2,623   CitiGroup, Incorporated                                                     66.2500          173,774
------------------------------------------------------------------------------------------------------------------------------------
          1,682   Coca Cola Company                                                           68.3125          114,902
------------------------------------------------------------------------------------------------------------------------------------
          2,041   DuPont (E.I.) de Nemours and Company                                        65.4375          133,558
------------------------------------------------------------------------------------------------------------------------------------
          1,687   Eastman Kodak Company                                                       67.6250          114,083
------------------------------------------------------------------------------------------------------------------------------------
          2,060   Exxon Corporation                                                           79.8750          164,542
------------------------------------------------------------------------------------------------------------------------------------
          1,780   General Electric Company                                                   101.6875          181,004
------------------------------------------------------------------------------------------------------------------------------------
          2,317   General Motors Corporation                                                  69.0000          159,873
------------------------------------------------------------------------------------------------------------------------------------
          2,261   Goodyear Tire & Rubber Company                                              59.6875          134,953
------------------------------------------------------------------------------------------------------------------------------------
          2,745   Hewlett-Packard Company                                                     94.3125          258,888
------------------------------------------------------------------------------------------------------------------------------------
          2,742    International Business Machines Corporation                               116.3125          318,929
------------------------------------------------------------------------------------------------------------------------------------
          3,309   International Paper Company                                                 50.0000          165,450
------------------------------------------------------------------------------------------------------------------------------------
          1,273   J.P. Morgan & Company, Incorporated                                        139.3125          177,345
------------------------------------------------------------------------------------------------------------------------------------
          2,054   Johnson & Johnson                                                           92.6250          190,252
------------------------------------------------------------------------------------------------------------------------------------
          4,780   McDonald's Corporation                                                      38.5000          184,030
------------------------------------------------------------------------------------------------------------------------------------
          2,426   Merck & Company, Incorporated                                               67.5000          163,755
------------------------------------------------------------------------------------------------------------------------------------
          1,721   Minnesota Mining and Manufacturing Company                                  85.7500          147,576
------------------------------------------------------------------------------------------------------------------------------------
          3,377   Philip Morris Companies, Incorporated                                       38.5625          130,226
------------------------------------------------------------------------------------------------------------------------------------
          1,784   Proctor & Gamble Company                                                    93.3750          166,581
------------------------------------------------------------------------------------------------------------------------------------
          2,241   Sear, Roebuck & Company                                                     47.8125          107,148
------------------------------------------------------------------------------------------------------------------------------------
          3,007   Union Carbide Corporation                                                   51.3125          154,297
------------------------------------------------------------------------------------------------------------------------------------
          3,733   United Technologies Corporation                                             62.0625          231,679
------------------------------------------------------------------------------------------------------------------------------------
          5,327   Wal-Mart Stores, Incorporated                                               42.6250          227,063
------------------------------------------------------------------------------------------------------------------------------------
          3,988   Walt Disney Company                                                         29.1250          116,150
------------------------------------------------------------------------------------------------------------------------------------
        83,185                                                                                        $      5,279,853
===============                                                                                       ================

------------------------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.

BLUE CHIP OPPORTUNITY AND TREASURY TRUST, SERIES 6                                        PORTFOLIO as of May 31, 1999
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Valuation of
Number                                                                                   Market Value     Securities
of Shares          Name of Issuer                                                          Per Share       (Note 1)
---------------    -------------------------------------------------------------------------------------  --------------
          4,550   Alcoa, Incorporated                                                   $   55.0000       $    250,250
------------------------------------------------------------------------------------------------------------------------------------
          3,597   AlliedSignal, Incorporated                                                58.0625            208,851
------------------------------------------------------------------------------------------------------------------------------------
          1,534   American Express Company                                                 121.1875            185,902
------------------------------------------------------------------------------------------------------------------------------------
          4,004   AT&T Corporation                                                          55.5000            222,222
------------------------------------------------------------------------------------------------------------------------------------
          3,362   Boeing Company                                                            42.2500            142,044
------------------------------------------------------------------------------------------------------------------------------------
          2,851   Caterpillar, Incorporated                                                 54.8750            156,449
------------------------------------------------------------------------------------------------------------------------------------
          2,044   Chevron Corporation                                                       92.6875            189,453
------------------------------------------------------------------------------------------------------------------------------------
          2,550   CitiGroup Incorporated                                                   66.2500             168,937
------------------------------------------------------------------------------------------------------------------------------------
          2,044   Coca Cola Company                                                         68.3125            139,631
------------------------------------------------------------------------------------------------------------------------------------
          1,565   Delphi Automotive System Corporation                                      19.6250             30,713
------------------------------------------------------------------------------------------------------------------------------------
          2,103   DuPont (E.I.) de Nemours and Company                                      65.4375            137,615
------------------------------------------------------------------------------------------------------------------------------------
          2,236   Eastman Kodak Company                                                     67.6250            151,209
------------------------------------------------------------------------------------------------------------------------------------
          2,290   Exxon Corporation                                                         79.8750            182,914
------------------------------------------------------------------------------------------------------------------------------------
          1,916   General Electric Company                                                 101.6875            194,833
------------------------------------------------------------------------------------------------------------------------------------
          2,240   General Motors Corporation                                                69.0000            154,560
------------------------------------------------------------------------------------------------------------------------------------
          2,235   Goodyear Tire & Rubber Company                                            59.6875            133,402
------------------------------------------------------------------------------------------------------------------------------------
          2,545   Hewlett-Packard Company                                                   94.3125            240,025
------------------------------------------------------------------------------------------------------------------------------------
          2,686   International Business Machines                                          116.3125            312,415
------------------------------------------------------------------------------------------------------------------------------------
          3,431   International Paper Company                                               50.0000            171,550
------------------------------------------------------------------------------------------------------------------------------------
          1,282   J.P. Morgan & Company, Incorporated                                      139.3125            178,599
------------------------------------------------------------------------------------------------------------------------------------
          2,287   Johnson & Johnson                                                         92.6250            211,833
------------------------------------------------------------------------------------------------------------------------------------
          4,802   McDonald's Corporation                                                    38.5000            184,877
------------------------------------------------------------------------------------------------------------------------------------
          2,671   Merck & Company, Incorporated                                             67.5000            180,293
------------------------------------------------------------------------------------------------------------------------------------
          1,722   Minnesota Mining and Manufacturing Company                                85.7500            147,661
------------------------------------------------------------------------------------------------------------------------------------
          4,241   Philip Morris Companies, Incorporated                                     38.5625            163,544
------------------------------------------------------------------------------------------------------------------------------------
          1,849   Proctor & Gamble Company                                                  93.3750            172,650
------------------------------------------------------------------------------------------------------------------------------------
          2,614   Sears, Roebuck & Company                                                  47.8125            124,982
------------------------------------------------------------------------------------------------------------------------------------
          3,174   Union Carbide Corporation                                                 51.3125            162,866
------------------------------------------------------------------------------------------------------------------------------------
          3,433   United Technologies Corporation                                           62.0625            213,061
------------------------------------------------------------------------------------------------------------------------------------
          5,688   Wal-Mart Stores, Incorporated                                             42.6250            242,451
------------------------------------------------------------------------------------------------------------------------------------
          4,179   Walt Disney Company                                                       29.1250            121,713
------------------------------------------------------------------------------------------------------------------------------------
         87,725                                                                                           $  5,477,505
---------------                                                                                          --------------

                                                                                                           Maturity
Par Value          Name of Issuer and Title of Security                                                      Value
---------------    ---------------------------------------------------------------------                --------------
$        10,582   "Zero coupon" U.S. Treasury Bonds maturing August 15, 2013                              $  4,424,599
---------------                                                                                          --------------
                                                                                                          $  9,902,104
                                                                                                        ==============



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.

        VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES 102
                          Notes to Financial Statements
                                  May 31, 1999
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Security Valuation - Securities listed on a national securities exchange are valued at the last closing sales price or, if no such price exists, or if the Equity Securities are not listed at the closing bid price thereof. Treasury obligations are valued at the closing bid price.

   Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national securities exchange on the closing sale prices on the exchange. The original cost of the Treasury obligations was based on the closing offer price. In each case, the costs were determined on the day of the various Dates of Deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - Federal Income Taxes - Each Unitholder of the Blue Chip Opportunity and Treasury Trust is considered to be the owner of a pro rata portion of the trust and, accordingly, no provision has been made for Federal Income Taxes. The Blue Chip Opportunity Trust has elected and intends to qualify on a continuing basis for special federal income tax treatment as a "regulated investment company" under the Internal Revenue Code (the "Code"). If the Trust so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders. Distributions to Unitholders of such Trust's taxable income will be taxable as ordinary or capital income to Unitholders.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

   Organizational Costs - The trust will bear all or a portion of its organizational costs, which will be deferred and amortized over a five year period.

NOTE 2 - PORTFOLIO
   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at May 31, 1999 is as follows:

                                                            Blue Chip
                                     Blue Chip             Opportunity
                                    Opportunity            & Treasury
                                       Trust                  Trust
                                 ----------------        ----------------
   Unrealized Appreciation       $     1,088,438         $      2,467,004
   Unrealized Depreciation              (50,009)                 (90,513)
                                 ----------------        ----------------
                                 $     1,038,429         $      2,376,491
                                 ================        ================
NOTE 3 - OTHER
   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus a sales charge of 4.5% of the public offering price which is equivalent to 4.712% of the aggregate underlying value of the Securities. Effective on each June 2, commencing June 2, 1999, the secondary sales charge will decrease by .3 of 1% to a minimum sales charge of 1.5%.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives and annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.


NOTE 4 - REDEMPTION OF UNITS Units were presented for redemption as follows:


                                                        Period ended
                                                        May 31, 1999
                                                    --------------------
   Blue Chip Opportunity Trust                             234,982
   Blue Chip Opportunity & Treasury Trust                  265,078



                           Blue Chip Opportunity Trust

                                                             Prospectus Part Two
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   The Fund. The Blue Chip Opportunity Trust (the "Trust") is one of several unit investment trusts created under separate series of Van Kampen Merritt Equity Opportunity Trust, Van Kampen American Capital Equity Opportunity Trust, Van Kampen Equity Opportunity Trust or Van Kampen Focus Portfolios (the "Fund"). The Blue Chip Opportunity Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio of the actively traded "blue chip" equity securities which currently are components of the Dow Jones Industrial Average.* Dow Jones & Company, Inc. has not participated in any way in the creation of the Trust or in the selection of stocks included in the Trust and has not approved any information herein relating thereto. Unless terminated earlier, the Trust will terminate on the Mandatory Termination Date and any securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.

   Objective of the Trust. The objective of the Blue Chip Opportunity Trust is to provide the potential for capital appreciation and income by investing in a portfolio of actively traded equity securities which are current components of the Dow Jones Industrial Average* ("Equity Securities"). Units are not designed so that their prices will parallel or correlate with movements in the Dow Jones Industrial Average, and it is expected that their prices will not parallel or correlate with such movements. There is, of course, no guarantee that the objective of the Trust will be achieved.

   Public Offering Price. The secondary market Public Offering Price of the Trust will include the aggregate underlying value of the Securities in the Trust, the applicable sales charge as described herein, and cash, if any, in the Income and Capital Accounts held or owned by the Trust. See "Public Offering".

   Estimated Annual Distributions. The estimated annual dividend distributions per unit will vary with changes in fees and expenses of the Trust, with changes in dividends received and with the sale or liquidation of Securities; therefore, there is no assurance that the annual dividend distribution will be realized in the future.

   Distributions. Distributions of dividends received, and capital, if any, received by the Trust will be paid in cash on the applicable Distribution Date to Unitholders of record on the record date as set forth in the "Summary of Essential Financial Information" in Part One. Any distribution of income and/or capital will be net of the expenses of the Trust. See "Federal Taxation." Additionally, upon termination of the Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unitholder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unitholders--Distributions of Income and Capital".

   Secondary Market for Units. Although not obligated to do so, the Sponsor intends to maintain a market for Units of the Trust and offer to repurchase such Units at prices which are based on the aggregate underlying value of Equity Securities in the Trust (generally determined by the last available sale prices of listed Equity Securities on or immediately prior to the Evaluation Time), plus or minus cash, if any, in the Capital and Income Accounts of the Trust. If a secondary market is not maintained, a Unitholder may redeem Units through redemption at prices based upon the aggregate underlying value of the Equity Securities in the Trust, plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust. See "Rights of Unitholders--Redemption of Units".

   Units of the Trust are not deposits or obligations of, and are not guaranteed or endorsed by, any bank and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency and involve investment risk, including loss of principal.


      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

  Both parts of this Prospectus should be retained for future reference. This Prospectus is dated as of the date of the Prospectus Part I accompanying this
                              Prospectus Part II.

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  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

* The Dow Jones Industrial Average is the property of Dow Jones & Company, Inc. Dow Jones & Company, Inc. has not granted to the Trust or the Sponsor a license to use the Dow Jones Industrial Average.

   Termination. Commencing on the Mandatory Termination Date as specified in "Summary of Essential Financial Information" in Part One, Equity Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. Written notice of any termination of the Trust specifying the time or times at which Unitholders may surrender their certificates for cancellation shall be given by the Trustee to each Unitholder at his address appearing on the registration books of the Trust maintained by the Trustee. At least 30 days prior to the Mandatory Termination Date for the Trust, the Trustee will provide written notice thereof to all Unitholders. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time after the Trust is terminated. See "Trust Administration--Amendment or Termination."

   Reinvestment Option. Unitholders may utilize their redemption or termination proceeds to purchase units of any other Van Kampen trust in the initial offering period accepting rollover investments subject to a reduced sales charge to the extent stated in the related prospectus (which may be deferred in certain cases). Unitholders have the opportunity to have their distributions reinvested into an open-end, management investment company as described herein or into additional Units of the Trust. See "Rights of Unitholders--Reinvestment Option."

   Risk Factors. An investment in the Trust should be made with an understanding of the risks associated therewith, including, among other factors, the possible deterioration of either the financial condition of the issuers or the general condition of the stock market, volatile interest rates or an economic recession. See "Trust Portfolio--Risk Factors".

THE TRUST

   The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement"), among Van Kampen Funds Inc., as Sponsor, American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., as Evaluator, Van Kampen Investment Advisory Corp., as Supervisor, and The Bank of New York, as Trustee or their predecessors.

   The Blue Chip Opportunity Trust may be an appropriate medium for investors who desire to participate in a portfolio of equity securities with greater diversification than they might be able to acquire individually. Diversification of assets in the Trust will not eliminate the risk of loss always inherent in the ownership of securities. For a breakdown of the portfolio see "Portfolio" in Part One.

   Each Unit represents a fractional undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee the fractional undivided interest in the Trust represented by each unredeemed Unit will increase although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

OBJECTIVES AND SECURITIES SELECTION

   The objective of the Blue Chip Opportunity Trust is to provide investors with the potential for capital appreciation and income. The portfolio of the Trust is described under "Trust Portfolio" herein and under "Portfolio" in Part One. An investor will be subjected to taxation on the dividend income received from the Trust and on gains from the sale or liquidation of Securities (see "Federal Taxation"). Investors should be aware that there is not any guarantee that the objectives of the Trust will be achieved because they are subject to the continuing ability of the respective Security issuers to continue to declare and pay dividends and because the market value of the Securities can be affected by a variety of factors. Common stocks may be especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. Investors should be aware that there can be no assurance that the value of the underlying Securities will increase or that the issuers of the Equity Securities will pay dividends on outstanding common shares. Any distributions of income will generally depend upon the declaration of dividends by the issuers of the Securities and the declaration of any dividends depends upon several factors including the financial condition of the issuers and general economic conditions.

   In determining Equity Securities for deposit in the Blue Chip Opportunity Trust and the percentage of the portfolio represented by each such Equity Security, the Sponsor selected those Equity Securities that are current components of the Dow Jones Industrial Average and the dollar value of the shares of such securities with the intent to have approximately equal dollar amounts invested in each such security.

   Investors should note that the above criteria were initially applied to the Equity Securities selected for inclusion in the Trust as of the Initial Date of Deposit. Subsequent to the Initial Date of Deposit, the Securities may no longer be included in the Dow Jones Industrial Average. Should an Equity Security no longer be included in the Dow Jones Industrial Average, such Equity Security will as a result thereof be removed from the portfolio of the Trust and the proceeds received from the sale of such Security will be used to acquire as many round lots as possible of the security which has replaced such removed Security in the Dow Jones Industrial Average.

   Investors should be aware that the Trust is not a "managed" trust and as a result the adverse financial condition of a company will not result in its elimination from the portfolio except under extraordinary circumstances (see "Trust Administration--Portfolio Administration"). In addition, Securities will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. Investors should note in particular that the securities were selected by the Sponsor as of the date the Securities were purchased by the Trust. The Trust may continue to purchase or hold Securities originally selected through this process even though the evaluation of the attractiveness of the Securities may have changed and, if the evaluation were performed again at that time, the Securities would not be selected for the Trust.

TRUST PORTFOLIO

   The Blue Chip Opportunity Trust consists of a number of different issues of Equity Securities, all of which are actively traded, blue-chip securities issued by large, well established corporations and all of which, taken together, are currently components of the Dow Jones Industrial Average. Each issue, as of the Initial Date of Deposit, represented approximately the same dollar value of a portfolio since the Sponsor utilized a dollar weighted average approach in acquiring such Equity Securities. Dow Jones & Company, Inc., owner of the Dow Jones Industrial Average, has not granted to the Trust or the Sponsor a license to use the Dow Jones Industrial Average. Units are not designed so that their prices will parallel or correlate with movements in the Dow Jones Industrial Average, and it is expected that their prices will not parallel or correlate with such movements. Dow Jones & Company, Inc. has not participated in any way in the creation of the Trust or in the selection of stocks included in the Trust and has not approved any information herein relating thereto.

   The Dow Jones Industrial Average is composed of 30 common stocks chosen by the editors of The Wall Street Journal, a publication of Dow Jones & Company, Inc. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. Dow Jones & Company, Inc. expressly reserves the right to change the components of the Dow Jones Industrial Average at any time for any reason.

Risk Factors. The Trust consists of different issues of Equity Securities, all of which are listed on the New York Stock Exchange. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Equity Securities or the general condition of the common stock market may worsen and the value of the Equity Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trust have a right to receive dividends only when and if, and in the amounts declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Equity Securities may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the date of purchase by a Unitholder.

   Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

   General. The Trust consists of such of the Securities listed under "Portfolio" in Part One as may continue to be held from time to time in the Trust together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

   Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events might be distributed to Unitholders and might not be reinvested, no assurance can be given that the Trust will retain for any length of time its present size and composition. Although the portfolio is not managed, the Sponsor may instruct the Trustee to sell Equity Securities under certain limited circumstances. See "Trust Administration." Equity Securities, however, will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

   Unitholders will be unable to dispose of any of the Equity Securities as such, and will not be able to vote the Equity Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in the Trust and will vote such stocks in accordance with the instructions of the Sponsor. Unitholders, however, may be able upon request to receive an "in kind" distribution of these Securities evidenced by the Units (see "Rights of Unitholders--Redemption of Units").

   Year 2000 Readiness Disclosure. These two paragraphs constitute "Year 2000 Readiness Disclosure" within the meaning of the Year 2000 Information and Readiness Disclosure Act of 1998. If computer systems used by the Sponsor, Evaluator, Supervisor, Trustee or other service providers to the Trust do not properly process date-related information after December 31, 1999, the resulting difficulties could adversely impact the Trust. This is commonly known as the "Year 2000 Problem". The Sponsor, Evaluator, Supervisor and Trustee are taking steps to address this problem and to obtain reasonable assurances that other service providers to the Trust are taking comparable steps. We cannot guarantee that these steps will be sufficient to avoid any adverse impact on the Trust. This problem may impact corporations to varying degrees based on factors such as industry sector and degree of technological sophistication. We cannot predict what impact, if any, this problem will have on the issuers of the Securities.

   In addition, computer failures throughout the financial services industry beginning January 1, 2000 could have a detrimental affect on the markets for the Securities. Improperly functioning trading systems may result in settlement problems and liquidity issues. Moreover, corporate and governmental data processing errors may adversely affect issuers and overall economic uncertainties. Remediation costs will affect the earnings of individual issuers. These costs could be substantial. Issuers may report these costs inconsistently in U.S. and foreign financial markets. All of these issues could adversely affect the Securities and the Trust.

FEDERAL TAXATION

   The Trust has elected and intends to qualify on a continuing basis for special federal income tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If the Trust so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders. In addition, to the extent the Trust timely distributes to Unitholders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistributed income of "regulated investment companies." Because the Trust intends to timely distribute its taxable income (including any net capital gain), it is anticipated that the Trust will not be subject to federal income tax or the excise tax.

   Distributions to Unitholders of the Trust's taxable income, other than distributions which are designated as capital gain dividends, will be taxable as ordinary income to Unitholders, except that to the extent that distributions to a Unitholder in any year exceed the Trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce the Unitholder's basis in his Units and, to the extent that they exceed his basis, will be treated as a gain from the sale of his Units as discussed below.

   Although distributions generally will be treated as distributed when paid, distributions declared in October, November or December payable to Unitholders of record on a specified date in one of those months and paid during January of the following year will be treated as having been distributed by the Trust (and received by the Unitholder) on December 31 of the year such distributions are declared.

   Distributions of the Trust's net capital gain which are properly designated as capital gain dividends by the Trust will be taxable to Unitholders as long-term capital gain, regardless of the length of time the Units have been held by a Unitholder. A Unitholder may recognize a taxable gain or loss if the Unitholder sells or redeems his Units. Any gain or loss arising from (or treated as arising from) the sale or redemption of Units will generally be a capital gain or loss, except in the case of a dealer or a financial institution. The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) is generally subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income. Note, however, that the 1998 Tax Act and the Taxpayer Relief Act of 1997 (the "1997 Tax Act") provide that the application of the rules described above in the case of pass-through entities such as the Trust will be prescribed in future Treasury Regulations. Note that if a Unitholder holds Units for six months or less and subsequently sells such Units at a loss, the loss will be treated as a long-term capital loss to the extent that any long-term capital gain distribution is made with respect to such Units during the six-month period or less that the Unitholder owns the Units.

   In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units. The 1997 Tax Act includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period.

   Generally, the tax basis of a Unitholder includes sales charges, and such charges are not deductible. A portion of the sales charge for the Trust is deferred. The income (or proceeds from redemption) a Unitholder must take into account for federal income tax purposes is not reduced by amounts deducted to pay the deferred sales charge.

   Distributions which are taxable as ordinary income to Unitholders will constitute dividends for federal income tax purposes. When Units are held by corporate Unitholders, Trust distributions may qualify for the 70% dividends received deduction, subject to limitations otherwise applicable to the availability of the deduction, to the extent the distribution is attributable to dividends received by the Trust from United States corporations (other than Real Estate Investment Trusts) and is designated by the Trust as being eligible for such deduction. To the extent dividends received by the Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. The Trust will provide each Unitholder with information annually concerning what part of the Trust distributions are eligible for the dividends received deduction.

   The Trust may elect to pass through to the Unitholders the foreign income and similar taxes paid by the Trust in order to enable such Unitholders to take a credit (or deduction) for foreign income taxes paid by the Trust. If such an election is made, Unitholders of the Trust, because they are deemed to own a pro rata portion of the foreign securities held by the Trust, must include in their gross income, for federal income tax purposes, both their portion of dividends received by the Trust and also their portion of the amount which the Trust deems to be the Unitholders' portion of foreign income taxes paid with respect to, or withheld from, dividends, interest or other income of the Trust from its foreign investments. Unitholders may then subtract from their federal income tax the amount of such taxes withheld, or else treat such foreign taxes as deductions from gross income; however, as in the case of investors receiving income directly from foreign sources, the above described tax credit or deduction is subject to certain limitations. The 1997 Tax Act imposes a required holding period for such credits. Unitholders should consult their tax advisers regarding this election and its consequences to them.

   Under the Code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by the Trust so long as the Units are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the Units are held by fewer than 500 persons, additional taxable income may be realized by the individual (and other noncorporate) Unitholders in excess of the distributions received from the Trust.

   Distributions reinvested into additional Units of the Trust will be taxed to a Unitholder in the manner described above (i.e., as ordinary income, long-term capital gain or as a return of capital).

   Under certain circumstances a Unitholder may be able to request an in kind distribution upon redemption of Units or termination of the Trust. Unitholders electing an in kind distribution of shares of Securities should be aware that the exchange is subject to taxation and Unitholders will recognize gain or loss (subject to various nonrecognition provisions of the Code) based on the value of the Securities received. Investors electing an in kind distribution should consult their own tax advisors with regard to such transaction.

   The federal tax status of each year's distributions will be reported to Unitholders and to the Internal Revenue Service. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding.

   The foregoing discussion relates only to the federal income tax status of the Trust and to the tax treatment of distributions by the Trust to United States Unitholders.

   A Unitholder who is a foreign investor (i.e., an investor other than a United States citizen or resident or a United States corporation, partnership, estate or trust) should be aware that, generally, subject to applicable tax treaties, distributions from the Trust which constitute dividends for Federal income tax purposes (other than dividends which the Trust designates as capital gain dividends) will be subject to United States income taxes, including withholding taxes. However, distributions received by a foreign investor from the Trust that are designated by the Trust as capital gain dividends should not be subject to United States Federal income taxes, including withholding taxes, if all of the following conditions are met (i) the capital gain dividend is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and
(iii) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of Units. Units in the Trust and Trust distributions may also be subject to state and local taxation and Unitholders should consult their tax advisers in this regard.

 TRUST OPERATING EXPENSES

   Compensation of Sponsor and Evaluator. The Sponsor will not receive any fees in connection with its activities relating to the Trust. However, Van Kampen Investment Advisory Corp., an affiliate of the Sponsor, will receive an annual supervisory fee, payable in monthly installments, which is not to exceed the amount set forth under "Summary of Essential Financial Information" in Part One, for providing portfolio supervisory services for the Trust. Such fee (which is based on the number of Units outstanding on January 1 of each year) may exceed the actual costs of providing such supervisory services for this Fund, but at no time will the total amount received for portfolio supervisory services rendered to unit investment trusts sponsored by the Sponsor for which the Supervisor provides portfolio supervisory services in any calendar year exceed the aggregate cost to the Supervisor of supplying such services in such year. In addition, the Evaluator, which is a division of Van Kampen Investment Advisory Corp., shall receive as an annual per Unit evaluation fee, payable in monthly installments, for regularly evaluating the Trust's portfolio, that amount set forth under "Summary of Essential Financial Information" in Part One (which is based on the outstanding number of Units on January 1 of each year). Both of the foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. The Sponsor and dealers will receive sales commissions and may realize other profits (or losses) in connection with the sale of Units as described under "Public Offering--Sponsor and Dealer Compensation".

   Trustee's Fee. For its services the Trustee will receive as an annual per Unit fee from the Trust that amount set forth under "Summary of Essential Information" in Part One (which is based on the number of Units outstanding on January 1 of each year). The Trustee's fees are payable monthly on or before the tenth day of each month from the Income Account to the extent funds are available and then from the Capital Account. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these Accounts are non-interest bearing and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. Such fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Trust Agreement, see "Rights of Unitholders--Reports Provided" and "Trust Administration".

   Miscellaneous Expenses. Expenses incurred in establishing a Trust, including the cost of the initial preparation of documents relating to the Trust (including the Prospectus, Trust Agreement and certificates), federal and state registration fees, the initial fees and expenses of the Trustee, legal and accounting expenses, payment of closing fees and any other out-of-pocket expenses ("organizational costs"), may be paid by the Trust and amortized over a five year period or over the life of the Trust if less than five years. The following additional charges are or may be incurred by the Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Trust, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without negligence, bad faith or wilful misconduct on its part and (g) expenditures incurred in contacting Unitholders upon termination of the Trust. The Trust may pay the cost of updating its registration statement each year. Unit investment trust sponsors have historically paid these costs.

   The fees and expenses set forth herein are payable out of the Trust. When such fees and expenses are paid by or owning to the Trustee, they are secured by a lien on the portfolio of the Trust. Since the Securities are all common stocks, and the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "Federal Taxation".

PUBLIC OFFERING

   General. Units are offered at the Public Offering Price. The secondary market Public Offering Price is based on the aggregate underlying value of the Securities in the Trust, an applicable sales charge and cash, if any, in the Income and Capital Accounts held or owned by the Trust. The current sales charge applicable to Units is described in Part One of this Prospectus under "Summary of Essential Financial Information".

   Any sales charge reduction will primarily be the responsibility of the selling broker, dealer or agent.

   Employees, officers and directors (including their spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law and trustees, custodians or difuciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, dealers and their affiliates, and vendors providing services to the Sponsor may purchase Units at the Public Offering Price less the applicable dealer concession.

   Units may be purchased in the secondary market at the Public Offering Price (for purchases which do not qualify for a sales charge reduction for quantity purchases) less the concession the Sponsor typically allows to brokers and dealers for purchases (see "Public Offering--Unit Distribution") by (1) investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management service, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed, (2) bank trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, custodial or similar capacity, (3) any person who for at least 90 days, has been an officer, director or bona fida employee of any firm offering Units for sale to investors or their spouses or children and (4) officers and directors of bank holding companies that make Units available directly or through subsidiaries or bank affiliates. Notwithstanding anything to the contrary in this Prospectus, such investors, bank trust departments, firm employees and bank holding company officers and directors who purchase Units through this program will not receive sales charge reductions for quantity purchases.

   Offering Price. The Public Offering Price of the Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in the Trust.

   The price of the Units as of the opening of business on the date stated in the "Summary of Essential Financial Information" in Part One was established by adding to the determination of the aggregate underlying value of the Securities an amount equal to the original sales charge and dividing the sum so obtained by the number of Units outstanding. The Public Offering Price shall include the proportionate share of any cash held in the Income and Capital Accounts. The Evaluator will appraise or cause to be appraised daily the value of the underlying Securities as of the close of trading on the New York Stock Exchange (which is presently 4:00 P.M. New York time) on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received at or prior to the close of trading on the New York Stock Exchange on each such day. Orders received by the Trustee, Sponsor or any dealer for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price.

   The value of the Equity Securities is determined on each business day by the Evaluator based on the closing sale prices on the day the valuation is made for Securities listed on a national stock exchange or, if no such price exists, at the bid prices on the day the valuation is made.

   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities in the Trust but rather the entire pool of Securities, taken as a whole, which are represented by the Units.

   Unit Distribution. Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify the Units for sale in a number of states. Any discount provided to investors will be borne by the selling dealer or agent as indicated under "General" above. For secondary market transactions, the broker-dealer concession or agency commission will amount to 70% of the sales charge applicable to the transaction.

   Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge (equal to the agency commission referred to above) is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

   To facilitate the handling of transactions, sales of Units shall normally be limited to transactions involving a minimum of 100 Units (25 Units for a tax-sheltered retirement plan). The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   Sponsor and Dealer Compensation. The Sponsor will receive a gross sales commission initially equal to the total sales charge applicable to a transaction of the Units less any reduced sales charges. The Sponsor will receive from the dealers the excess of such gross sales commission over the concession or agency concession described above.

   In addition, the Sponsor has realized a profit or sustained a loss, as the case may be, as a result of the difference between the price paid for the Securities by the Sponsor and the cost of such Securities to the Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities in the Trust portfolio. The Sponsor may have further realized additional profit or loss during the initial offering period as a result of the possible fluctuations in the market value of the Securities in the Trust after a date of deposit, since all proceeds received from purchasers of Units (excluding dealer concessions and agency commissions allowed, if any) will be retained by the Sponsor.

   Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.
   As stated under "Public Market" below, the Sponsor intends to maintain a secondary market for Units of the Trust. In so maintaining a market, the Sponsor will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge). In addition, the Sponsor will also realize profits or sustain losses resulting from a redemption of such repurchased Units at a price above or below the purchase price for such Units.

   Public Market. Although they are not obligated to do so, the Sponsor intends to maintain a market for the Units offered hereby and offer continuously to purchase Units at prices subject to change at any time, based upon the aggregate underlying value of the Equity Securities in the Trust. If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor and/or dealers may either discontinue all purchases of Units or discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units and the Unitholder cannot find another purchaser, a Unitholder desiring to dispose of his Units may be able to dispose of such Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

   Tax-Sheltered Retirement Plans. Units of the Trust are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The purchase of Units of the Trust may be limited by the plans' provisions and does not itself establish such plans. The minimum purchase in connection with a tax-sheltered retirement plan is 25 Units of the Trust.

RIGHTS OF UNITHOLDERS

   Certificates. The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units of the Trust is evidenced by separate registered certificates executed by the Trustee and the Sponsor. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any multiple thereof.

   Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   Distributions of Income and Capital. Any dividends received by the Trust with respect to the Equity Securities therein are credited by the Trustee to the Income Account. Other receipts (e.g., capital gains, proceeds from the sale of Securities, return of principal, etc.) are credited to the Capital Account. After making provisions for the distribution of amounts in respect of income and capital gain so the Trust shall not be subject to Federal income tax, the Trustee will then distribute any net income received with respect to any of the Securities in the Trust on or about the Income Distribution Dates to Unitholders of record on the preceding Income Record Dates. See "Summary of Essential Financial Information" in Part One. Proceeds received on the sale of any Securities in a Trust, to the extent (1) not used to purchase new Securities, meet redemptions of Units or pay expenses or (2) not retained in reserve to pay any applicable taxes, will be distributed annually on the Capital Account Distribution Date to Unitholders of record on the preceding Capital Account Record Date. Proceeds received from the disposition of any of the Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date applicable to such Capital Account. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds).

   The distribution to the Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of an amount substantially equal to such portion of the Unitholders' pro rata share of the cash in the Income Account after deducting estimated expenses. Because dividends are not received by the Trust at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate from distribution to distribution. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

   As of the tenth day of each month, the Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Operating Expenses"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of a Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts such amounts as may be necessary to cover redemptions of Units.

   Reinvestment Option. Unitholders may elect to have each distribution of interest income, capital gains and/or principal on their Units automatically reinvested in shares of certain Van Kampen mutual funds which are registered in the Unitholder's state of residence. Such mutual funds are hereinafter collectively refereed to as the "Reinvestment Funds".

   Each Reinvestment Fund has investment objectives which differ in certain respects from those of the Trusts. The prospectus relating to each Reinvestment Fund describes the investment policies of such fund and sets forth the procedures to follow to commence reinvestment. A Unitholder may obtain a prospectus for the respective Reinvestment Funds from Van Kampen Funds Inc. at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Texas residents who desire to reinvest may request that a broker-dealer registered in Texas send the prospectus relating to the respective fund.

   After becoming a participant in a reinvestment plan, each distribution of interest income, capital gains and/or principal on the participant's Units will, on the applicable distribution date, automatically be applied, as directed by such person, as of such distribution date by the Trustee to purchase shares (or fractions thereof) of the applicable Reinvestment Fund at a net asset value as computed as of the close of trading on the New York Stock Exchange on such date. Unitholders with an existing Guaranteed Reinvestment Option (GRO) Program account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new GRO account which allows purchases of Reinvestment Fund shares at net asset value as described above.

   Confirmations of all reinvestments by a Unitholder into a Reinvestment Fund will be mailed to the Unitholder by such Reinvestment Fund. A participant may at any time prior to five days preceding the next succeeding distribution date, by so notifying the Trustee in writing, elect to terminate his or her reinvestment plan and received future distributions of his or her Units in cash.

   Unitholders may elect to have each distribution of income, capital gains and/or capital on their Units automatically reinvested in additional Units of the Trust without a sales charge (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides).To participate in the reinvestment plan, a Unitholder may either contact his or her broker or agent or file with the Trustee a written notice of election at least ten days prior to the Record Date for which the first distribution is to apply. A Unitholder's election to participate in the reinvestment plan will apply to all Units of the Trust owned by such Unitholder and such election will remain in effect until changed by the Unitholder.

   Reinvestment plan distributions may be reinvested in Units already held in inventory by the Sponsor (see "Public Offering--Public Market") or, until such time as additional Units cease to be issued by the Trust, distributions may be reinvested in such additional Units. If Units are unavailable in the secondary market, distributions which would otherwise have been reinvested shall be paid in cash to the Unitholder on the applicable Distribution Date.

   Purchases made pursuant to the reinvestment plan will be made without a sales charge at the net asset value for Units of the Van Kampen Merritt Blue Chip Opportunity Trust as of the Evaluation Time on the related Income or Capital Distribution Dates. Under the reinvestment plan, the Trust will pay the Unitholder's distributions to the Trustee which in turn will purchase for such Unitholder full and fractional Units of the Trust and will send such Unitholder a statement reflecting the reinvestment.

   A participant may at any time prior to five days preceding the next succeeding distribution date, by so notifying the Trustee in writing, elect to terminate his or her reinvestment plan and receive future distributions on his or her Units in cash. There will be no charge or other penalty for such termination. Each Reinvestment Fund, its sponsor and its investment adviser shall have the right to terminate at any time the reinvestment plan relating to such Reinvestment Fund and the Sponsor shall have the right to suspend or terminate the reinvestment plan for reinvestment in additional Units of the Trust at any time.

   Reports Provided. The Trustee shall furnish Unitholders in connection with each distribution a statement of the amount of income and the amount of other receipts (received since the preceding distribution), if any, being distributed, expressed in each case as a dollar amount representing the pro rata share of each Unit outstanding. For as long as the Sponsor deems it to be in the best interest of the Unitholders, the accounts of the Trust shall be audited, not less frequently than annually, by independent certified public accountants, and the report of such accountants shall be furnished by the Trustee to Unitholders upon request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder a statement (i) as to the Income
Account: income received, deductions for applicable taxes and for fees and expenses of the Trust, for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to the Capital Account: the dates of disposition of any Securities (other than pursuant to In Kind Distributions) and the net proceeds received therefrom, the results of In Kind Distributions in connection with redemptions of Units, if any, deductions for payment of applicable taxes and fees and expenses of the Trust held for distribution to Unitholders of record as of a date prior to the determination and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Securities held and the number of Units outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Income and Capital Accounts, separately stated, expressed as total dollar amounts.

   In order to comply with federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, evaluations of the Securities in the Trust furnished to it by the Evaluator.

   Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286 of the certificates representing the Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the close of trading on the New York Stock Exchange (which is currently 4:00 P.M. New York time) the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day.

   The Trustee is empowered to sell Securities in order to make funds available for redemption if funds are not otherwise available in the Capital and Income Accounts to meet redemptions. The Securities to be sold will be selected by the Trustee from those designated on a current list provided by the portfolio supervisor for this purpose. Units so redeemed shall be cancelled.

   To the extent that Securities are sold, the size of the Trust will be, and the diversity of such Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an In Kind Distribution. See "Federal Taxation".

   The Redemption Price per Unit will be determined on the basis of the aggregate underlying value of the Equity Securities in the Trust, plus or minus cash, if any, in the Income and Capital Accounts. While the Trustee has the power to determine the Redemption Price per Unit when Units are tendered for redemption, such authority has been delegated to the Evaluator which determines the price per Unit on a daily basis. The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in the Trust or monies in the process of being collected and (ii) the value of the Securities in the Trust, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) any amount owing to the Trustee for its advances and (c) the accrued expenses of the Trust. The Evaluator may determine the value of a Securities in the Trust in the following manner: if the Securities are listed on a national securities exchange, the evaluation will generally be based on the last available sale price on the exchange (unless the Evaluator deems the price inappropriate as a basis for evaluation) or, if there is no last available sale price on the exchange, at the last available bid prices.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities in the Trust is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit.

TRUST ADMINISTRATION

   Sponsor Purchases of Units. The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before the close of business on the next succeeding business day and by making payment therefor to the Unitholder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

   The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit resulting from the resale of such Units will belong to the Sponsor which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units.

   Portfolio Administration. The portfolio of the Trust is not "managed" by the Sponsor, Supervisor or the Trustee; their activities described herein are governed solely by the provisions of the Trust Agreement. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The Trust, however, will not be managed. Instead, as a general rule the only purchases and sales that will be made with respect to the Trust's portfolio will be those necessary to maintain, to the extent feasible, a portfolio which reflects the current components of the Dow Jones Industrial Average, taking into consideration redemptions, sales of additional Units and the other adjustments referred to elsewhere in this prospectus (see "The Trust"). The Trust Agreement, however, does provide that the Sponsor may (but need not) direct the Trustee to dispose of a Security in certain events such as the issuer having defaulted on the payment on any of its outstanding obligations or the price of the Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor, the retention of such Securities would be detrimental to the Trust. In addition, the Sponsor will instruct the Trustee to dispose of certain Securities and to take such further action as may be needed from time to time to ensure that the Trust continues to satisfy the qualifications of a regulated investment company, including the requirements with respect to diversification under Section 851 of the Internal Revenue Code. The Trust requires the Sponsor, as part of its administrative function, to instruct the Trustee to reinvest the net proceeds of the sale of Securities in additional Securities to the extent that such proceeds are not required for the redemption of Units. As a policy matter, the Sponsor currently intends to direct the Trustee to acquire round lots of shares of the Securities rather than odd lot amounts. Any funds not used to acquire round lots will be held for future purchases of shares, for redemptions of Units or for distributions to Unitholders. Except as provided in this paragraph, the acquisition by the Trust of any securities other than the Securities is prohibited. In the event the Trustee receives any securities or other properties relating to the Securities (other than normal dividends) acquired in exchange for Securities such as those acquired in connection with a merger, a spin-off of a subsidiary or other transaction, the Trustee is directed to sell such securities or other property and reinvest the proceeds in shares of the Security for which such securities or other property relates, or if such Security is thereafter removed from the Dow Jones Industrial Average, in any new security which is added as a component of the Dow Jones Industrial Average. Proceeds from the sale of Securities (or any securities or other property received by the Trust in exchange for Securities) are credited to the Capital Account for reinvestment into new securities which are added as components of the Dow Industrial Average or into additional shares of the Security as indicated in the preceding sentence, for distribution to Unitholders or to meet redemptions.

   As indicated under "Rights of Unitholders" above, the Trustee may also sell Securities designated by the Supervisor, or if not so directed, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses; provided, however, that in the case of Securities sold to meet redemption requests.


   When the Trust sells Securities, the composition and diversity of the Equity Securities may be altered. In order to obtain the best price for the Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Equity Securities are to be sold.

   Amendment or Termination. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (1) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, or (2) to make such other provisions as shall not adversely affect the Unitholders, (as determined in good faith by the Sponsor and the Trustee) provided, however, that the Trust Agreement may not be amended to increase the number of Units. The Trust Agreement may also be amended in any respect by the Trustee and Sponsor, or any of the provisions thereof may be waived, with the consent of the holders of 51% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. The Trustee shall advise the Unitholders of any amendment promptly after execution thereof.

   The Trust may be liquidated (1) at any time by consent of Unitholders representing 51% of the Units then outstanding or (2) by the Trustee when the value of the Trust, as shown by any evaluation, is less than that indicated under "Summary of Essential Financial Information" in Part One. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date stated under "Summary of Essential Financial Information" in Part One.

   Commencing on the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sales of the Equity Securities. Written notice of any termination specifying the time or times at which Unitholders may surrender their certificates for cancellation, if any are then issued and outstanding, shall be given by the Trustee to each Unitholder so holding a certificate at his address appearing on the registration books of the Trust maintained by the Trustee. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice thereof to all Unitholders. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. The Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Equity Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder his pro rata share of the balance of the Income and Capital Accounts.

   Within 60 days of the final distribution Unitholders will be furnished a final distribution statement, in substantially the same form as the annual distribution statement, of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.

   Limitations on Liabilities. The Sponsor, the Evaluator, the Supervisor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or negligence (gross negligence in the case of the Sponsor) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement.

   The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Trust Agreement or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

   The Trustee, Sponsor, Supervisor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor, Supervisor or Unitholders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

   Sponsor. Van Kampen Funds Inc., a Delaware corporation, is the Sponsor of the Trust. The Sponsor is an indirect subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is a wholly owned subsidiary of MSAM Holdings II, Inc., which in turn is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW").

     MSDW, together with various of its directly and indirectly owned subsidiaries, is engaged in a wide range of financial services through three primary businesses: securities, asset management and credit services. These principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; global custody, securities clearance services and securities lending; and credit card services.
     Van Kampen Funds Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has offices at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, (630) 684-6000 and 2800 Post Oak Boulevard, Houston, Texas 77056, (713)
993-0500. As of November 30, 1998, the total stockholders' equity of Van Kampen Funds Inc. was $135,236,000 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)
     As of September 30, 1997, the Sponsor and its Van Kampen affiliates managed or supervised approximately $65.3 billion of investment products, of which over $10.85 billion is invested in municipal securities. The Sponsor and its Van Kampen affiliates managed $54 billion of assets, consisting of $34.3 billion for 55 open-end mutual funds (of which 45 are distributed by Van Kampen Funds Inc.) $14.2 billion for 37 closed-end funds and $5.5 billion for 106 institutional accounts. The Sponsor has also deposited approximately $26 billion of unit investment trusts. All of Van Kampen's open-end funds, closed-ended funds and unit investment trusts are professionally distributed by leading financial firms nationwide. Based on cumulative assets deposited, the Sponsor believes that it is the largest sponsor of insured municipal unit investment trusts, primarily through the success of its Insured Municipals Income Trust(R) or the IM-IT(R) trust. The Sponsor also provides surveillance and evaluation services at cost for approximately $13 billion of unit investment trust assets outstanding. Since 1976, the Sponsor has serviced over two million investor accounts, opened through retail distribution firms.
   Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its Unit Investment Trust Division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of the Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trust portfolio.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation (see "Rights of Unitholders--Reports Provided"). The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held the Trust.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus, and undivided profits of not less than $5,000,000.

OTHER MATTERS

   Legal Opinions. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

   Independent Certified Public Accountants. The statement of condition and the related securities portfolio included in this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.




                        SELECT EQUITY AND TREASURY TRUST
                                       AND
                    BLUE CHIP OPPORTUNITY AND TREASURY TRUST

                                                             Prospectus Part Two
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   The Fund. The Select Equity and Treasury Trust (the "Select Equity and Treasury Trust") and the Blue Chip Opportunity and Treasury Trust (the "Blue Chip Opportunity and Treasury Trust") is one of several unit investment trusts created under separate series of Van Kampen Merritt Equity Opportunity Trust, Van Kampen American Capital Equity Opportunity Trust, Van Kampen Equity Opportunity Trust or Van Kampen Focus Portfolios (the "Fund"). The Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust each offer investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio primarily consisting of the 30 actively traded "blue chip" equity securities which were components of the Dow Jones Industrial Average on the original date of creation of the Trust plus "zero coupon" U.S. Treasury obligations. Dow Jones & Company, Inc. has not participated in any way in the creation of the Fund or in the selection of stocks included in the Trusts and has not approved any information herein relating thereto. Unless terminated earlier, each Trust will terminate on the Mandatory Termination Date stated under "Summary of Essential Financial Information" in Part One of this Prospectus and any securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.

   Objectives of the Trusts. The objectives of the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust are to protect Unitholders' capital and provide the potential for capital appreciation and income by investing a portion of its portfolio in "zero coupon" U.S. Treasury obligations ("Treasury Obligations") and the remainder of the Trust's portfolio primarily consisting of actively traded, New York Stock Exchange listed equity securities which were components of the Dow Jones Industrial Average on the original date of creation of the Trust ("Equity Securities"). Collectively, the Treasury Obligations and the Equity Securities are referred to herein as the "Securities." See "Portfolio" in Part One of this Prospectus. Units are not designed so that their prices will parallel or correlate with movements in the Dow Jones Industrial Average, and it is expected that their prices will not parallel or correlate with such movements. The Treasury Obligations in the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations of the Units of the Select Equity and Treasury Trust or the Blue Chip Opportunity and Treasury Trust, whose net asset value will fluctuate and, prior to maturity, may be worth more or less than a purchaser's acquisition cost. There is, of course, no guarantee that the objectives of the Trusts will be achieved.

   Public Offering Price. The secondary market Public Offering Price of the Trust will include the aggregate underlying value of the Securities in the Trust, the applicable sales charge as described herein, and cash, if any, in the Income and Capital Accounts held or owned by the Trust. See "Public Offering".

   Estimated Annual Distributions. The estimated annual dividend distributions per unit will vary with changes in fees and expenses of a Trust, with changes in dividends received and with the sale or liquidation of Securities; therefore, there is no assurance that the annual dividend distribution will be realized in the future.

   Principal Protection. The Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust were both organized so that purchasers of Units should receive, at the termination of such Trusts, an amount per Unit at least equal to $10.00 ($11.00 for Blue Chip Opportunity and Treasury Trust, Series 5 and subsequent series) (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the respective Trust never paid a dividend and the value of the Equity Securities were to decrease to zero, which the Sponsor considers highly unlikely. This feature of the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust provides Unitholders who purchase Units at the price of $10.00 ($11.00 for Blue Chip Opportunity and Treasury Trust, Series 5 and subsequent series) or less per Unit with total principal protection, including any sales charges paid, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a lower price, this feature may also provide a potential for capital appreciation. It should be remembered, however, that the value of the Treasury Obligations may fluctuate before maturity due to fluctuations in interest rates.

   Units of the Fund are not deposits or obligations of, and are not guaranteed or endorsed by, any bank, and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve investment risk, including the possible loss of principal.


      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

  Both parts of this Prospectus should be retained for future reference. This Prospectus is dated as of the date of the Prospectus Part I accompanying this
                              Prospectus Part II.

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  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   Distributions. Distributions of dividends received, and capital, if any, received by each Trust will be paid in cash on the applicable Distribution Date to Unitholders of record on the record date as set forth in the "Summary of Essential Financial Information" in Part One of this Prospectus. Income with respect to the amortization of original issue discount on the Treasury Obligations in the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust will not be distributed currently, although Unitholders will be subject to income tax at ordinary income rates as if a distribution had occurred. Any distribution of income and/or capital will be net of the expenses of the applicable Trust. See "Federal Taxation." Additionally, upon termination of each Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unitholder his pro rata share of each Trust's assets, less expenses, in the manner set forth under "Rights of Unitholders--Distributions of Income and Capital".

   Termination. Commencing on the Mandatory Termination Date as specified in Part One for each Trust, Equity Securities will begin to be sold in connection with the termination of a Trust. The Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. Written notice of any termination of a Trust specifying the time or times at which Unitholders may surrender their certificates for cancellation shall be given by the Trustee to each Unitholder at his address appearing on the registration books of the Trust maintained by the Trustee. At least 30 days prior to the Mandatory Termination Date for the respective Trusts the Trustee will provide written notice thereof to all Unitholders and will include with such notice a form to enable Unitholders to elect a distribution of shares of Equity Securities if such Unitholder owns the required number of Units of a Trust rather than to receive payment in cash for such Unitholder's pro rata share of the amounts realized upon the disposition by the Trustee of Equity Securities. All Unitholders will receive cash in lieu of any fractional shares and cash representing their pro rata portion of the Treasury Obligations, if any. To be effective, the election form, together with surrendered certificates, if issued, and other documentation required by the Trustee, must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. Unitholders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after the Trust terminated. See "Trust Administration--Reinvestment Option."

   Reinvestment Option. Unitholders of any Van Kampen-sponsored unit investment trust may utilized their redemption or termination proceeds to purchase units of any other Van Kampen trust in the initial offering period accepting rollover investments subject to a reduced sales charge to the extent stated in the related prospectus (which may be deferred in certain cases). Unitholders have the opportunity to have their distributions reinvested into an open-end, management investment company as described herein. See "Rights of Unitholders--Reinvestment Option."

   Risk Factors. An investment in a Trust should be made with an understanding of the risks associated therewith, including the possible deterioration of either the financial condition of the issuers or the general condition of the stock market and currency fluctuations, the lack of adequate financial information concerning an issuer and exchange control restrictions impacting foreign issuers. See "Risk Factors".

                                   THE TRUSTS

   The Fund was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement"), among Van Kampen Funds Inc., as Sponsor, American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., as Evaluator, Van Kampen Investment Advisory Corp., as Supervisor, and The Bank of New York, as Trustee, or their predecessors.

   The Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust may be appropriate mediums for investors who desire to participate in a portfolio of equity securities and zero-coupon U.S. Treasury obligations with greater diversification with regard to the equity securities than they might be able to acquire individually. Diversification of assets in the Trusts will not eliminate the risk of loss always inherent in the ownership of securities. For a breakdown of the portfolio see "Portfolio" in Part One of this Prospectus.

   Each Unit represents a fractional undivided interest in the Trust involved. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in a Trust represented by each unredeemed Unit will increase accordingly, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

                       OBJECTIVES AND SECURITIES SELECTION

   The objectives of the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust are to protect Unitholders' capital and provide investors with the potential for capital appreciation and income. The portfolio of each Trust is described under "Trust Portfolios" herein and under "Portfolio" in Part One of this Prospectus. An investor will be subjected to taxation on the dividend income received from the Fund and on gains from the sale or liquidation of Securities (see "Federal TaxationInvestors should be aware that there is not any guarantee that the objectives of any of the Trusts will be achieved because they are subject to the continuing ability of the respective Security issuers to continue to declare and pay dividends and because the market value of the Securities can be affected by a variety of factors. Common stocks may be especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. Investors should be aware that there can be no assurance that the value of the underlying Securities will increase or that the issuers of the Equity Securities will pay dividends on outstanding common shares. The Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust, however, were both organized so that investors should receive, at termination of such Trusts, an amount per Unit at least equal to $10.00 ) $11.00 for Blue Chip Opportunity and Treasury Trust, Series 5 and subsequent series) (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if such Trusts never paid a distribution and the value of the Equity Securities were to decrease to zero, which the Sponsor considers highly unlikely. Any distributions of income will generally depend upon the declaration of dividends by the issuers of the Securities and the declaration of any dividends depends upon several factors including the financial condition of the issuers and general economic conditions.

   In selecting Securities for the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust, the following factors, among others, were considered by the Sponsor: (a) for the portion of the Securities that are Equity Securities, the Sponsor selected those Equity Securities that were, at the date of creation of the Fund, components of the Dow Jones Industrial Average and the dollar value of the shares of such securities with the intent to have approximately equal dollar amounts invested in each such security, and (b) for the portion of the Securities that are Treasury Obligations, the evidence of the right to receive a fixed payment at a future date from the U.S. Government, backed by the full faith credit of the U.S. Government.

   Investors should note that the above criteria were applied to the Securities selected for inclusion in the Trusts as of the date the Trusts were created. Subsequent thereto, the Equity Securities may no longer meet such criteria. Should an Equity Security no longer meet such criteria, such Equity Security will not as a result thereof be removed from the portfolio of a Trust.

   Investors should be aware that the Fund is not a "managed" trust and as a result the adverse financial condition of a company will not result in its elimination from the portfolio except under extraordinary circumstances (see "Trust Administration--Portfolio Administration"). In addition, Securities will not be sold by a Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. Investors should note in particular that the securities were selected by the Sponsor as of the date the Securities were purchased by the Trust involved. Each Trust may continue to purchase or hold Securities originally selected through this process even though the evaluation of the attractiveness of the Securities may have changed and, if the evaluation were performed again at that time, the Securities would not be selected for such Trust.

                                TRUST PORTFOLIOS

   Each Trust consists of a number of different issues of Equity Securities, all of which are actively traded, blue-chip securities issued by large, well established corporations and all of which, taken together, were components of the Dow Jones Industrial Average on the date of creation of such Trust plus zero-coupon U.S. Treasury Obligations. Each Equity Security, as of such date, represented approximately the same dollar value of a portfolio since the Sponsor utilized a dollar weighted average approach in acquiring such Equity Securities. Consistent with the Trust's investment objective, a change in components of the Dow Jones Industrial Average will not result in a change to the Trust portfolio. Dow Jones & Company, Inc., owner of the Dow Jones Industrial Average, has not granted to the Fund or the Sponsor a license to use the Dow Jones Industrial Average. Units are not designed so that their prices will parallel or correlate with movements in the Dow Jones Industrial Average, and it is expected that their prices will not parallel or correlate with such movements. Dow Jones & Company, Inc. has not participated in any way in the creation of the Fund or in the selection of stocks included in any of the Trusts and has not approved any information herein relating thereto.

   The Dow Jones Industrial Average is composed of 30 common stocks chosen by the editors of The Wall Street Journal, a publication of Dow Jones & Company, Inc. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. Dow Jones & Company, Inc. expressly reserves the right to change the components of the Dow Jones Industrial Average at any time for any reason. Any changes in the components of the Dow Jones Industrial Average after the date the Fund was created will not cause a change in the identity of the common stocks included in any of the Trusts.

   The Trusts consist of such of the Securities listed under "Portfolio" in Part One of this Prospectus as may continue to be held from time to time in the Trusts together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

   Because certain of the Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that the Trust will retain for any length of time its present size and composition. Although the Portfolio is not managed, the Sponsor may instruct the Trustee to sell Securities under certain limited circumstances. Securities, however, will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

                                  RISK FACTORS

   Equity Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Equity Securities or the general condition of the common stock market may worsen and the value of the Equity Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Equity Securities may be expected to fluctuate over the life of the Fund to values higher or lower than those prevailing on the date of purchase by a Unitholder.

   Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

   Treasury Obligations. The Treasury Obligations deposited in the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust consist of U.S. Treasury bonds which have been stripped of their unmatured interest coupons. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. Treasury Obligations are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the Treasury Obligations) is that a fixed yield is earned not only on the original investment, but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments. The effect of being able to acquire the Treasury Obligations at a lower price is to permit more of such Trusts' portfolio to be invested in Equity Securities.

   General. Each Trust consists of such of the Securities listed under "Portfolio" as may continue to be held from time to time in such Trust in Part One of this Prospectus together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

   Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Although the portfolios are not managed, the Sponsor may instruct the Trustee to sell Equity Securities under certain limited circumstances. See "Trust Administration." Equity Securities, however, will not be sold by a Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

   Unitholders will be unable to dispose of any of the Equity Securities as such, and will not be able to vote the Equity Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in a Trust and will vote such stocks in accordance with the instructions of the Sponsor. Actions required to be taken with respect to the Treasury Obligations will be in accordance with the instruction of the Sponsor. Unitholders of the Trusts may, however, be able upon request to receive an "in kind" distribution of these Securities evidenced by the Units (see "Rights of Unitholders--Redemption of Units").

   Year 2000 Readiness Disclosure. These two paragraphs constitute "Year 2000 Readiness Disclosure" within the meaning of the Year 2000 Information and Readiness Disclosure Act of 1998. If computer systems used by the Sponsor, Evaluator, Supervisor, Trustee or other service providers to the Trust do not properly process date-related information after December 31, 1999, the resulting difficulties could adversely impact the Trust. This is commonly known as the "Year 2000 Problem". The Sponsor, Evaluator, Supervisor and Trustee are taking steps to address this problem and to obtain reasonable assurances that other service providers to the Trust are taking comparable steps. We cannot guarantee that these steps will be sufficient to avoid any adverse impact on the Trust. This problem may impact corporations to varying degrees based on factors such as industry sector and degree of technological sophistication. We cannot predict what impact, if any, this problem will have on the issuers of the Securities.

   In addition, computer failures throughout the financial services industry beginning January 1, 2000 could have a detrimental affect on the markets for the Securities. Improperly functioning trading systems may result in settlement problems and liquidity issues. Moreover, corporate and governmental data processing errors may adversely affect issuers and overall economic uncertainties. Remediation costs will affect the earnings of individual issuers. These costs could be substantial. Issuers may report these costs inconsistently in U.S. and foreign financial markets. All of these issues could adversely affect the Securities and the Trust.

                                FEDERAL TAXATION

   The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986 (the "Code"). Unitholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust. For purposes of the following discussions and opinions, it is assumed that interest on the Treasury Obligations is included in gross income for Federal income tax purposes and that the Treasury Obligations are debt for Federal income tax purposes and that the Equity Securities are equity for Federal income tax purposes.

   In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

   1. The Trust is not an association taxable as a corporation for federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; and the income of the Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata share of income derived from each Trust asset when such income is considered to be received by the Trust.

   2. Each Unitholder will be considered to have received all of the dividends paid on his pro rata portion of each Equity Security when such dividends are considered to be received by the Trust. Unitholders will be taxed in this manner regardless of whether distributions from the Trust are actually received by the Unitholder or are automatically reinvested.

   3. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, or payment at maturity or otherwise) or upon the sale or redemption of Units by such Unitholder (except to the extent of an In-Kind distribution of stocks is received by such Unitholder as described below). The price a Unitholder pays for his Units, generally including sales charges, is allocated among his pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the valuation date nearest to the date the Unitholder purchases his Units) in order to determine his initial tax basis for his pro rata portion of each Security held by the Trust. A Unitholder's tax basis in his Units will equal his tax basis in his pro rata portion of all the assets of the Trust. Such basis is determined (before adjustments described below) by apportioning the tax basis for the Units among each of the Trust's assets, according to the value as of the valuation date nearest the date of acquisition of the Units. Unitholders should consult their own tax advisors with regard to calculation of basis. The Treasury Obligations are treated as stripped bonds and may be treated as bonds issued at an original issue discount as of the date a Unitholder purchases his Units. Because the Treasury Obligations represent interests in "stripped" U.S. Treasury bonds, a Unitholder's tax basis for his pro rata portion of each Treasury Obligation held by the Trust shall be treated as its "purchase price" by the Unitholder. Original issue discount is effectively treated as interest for federal income tax purposes and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unitholder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Treasury Obligations held by the Trust as such original issue discount accrues and will in general be subject to federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unitholders during such year to the extent it is not less than a "de minimis" amount as determined under Treasury Regulations relating to stripped bonds. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount is generally treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of Treasury Obligations, this method will generally result in an increasing amount of income to the Unitholders each year. Unitholders should consult their tax advisers regarding the federal income tax consequences and accretion of original issue discount. For federal income tax purposes, a Unitholder's pro rata portion of dividends as defined by Section 316 of the Code paid by a corporation with respect to an Equity Security held by the Trust are taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits." A Unitholder's pro rata portion of dividends paid on such Equity Security which exceed such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Equity Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Equity Security shall generally be treated as capital gain. In general, the holding period of such capital gain will be determined by the period of time a Unitholder has held his Units.

   4. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain (except in the case of a dealer or a financial institution). A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution) and, in general, will be long-term if the Unitholder has held his Units for more than one year. Unitholders should consult their tax advisers regarding the recognition of such capital gains and losses for federal income tax purposes.


   A Unitholder will be considered to have received all of the dividends paid on such Unitholder's pro rata portion of each Equity Security when such dividends are received by the Trust. Unitholders will be taxed in this manner regardless of whether distributions from the Trust are actually received by the Unitholder or automatically reinvested.

   Dividends Received Deduction. A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of dividends received by the Trust (to the extent such dividends are taxable as ordinary income, as discussed above and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Equity Securities paying such dividends (other than corporate Unitholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46-day holding period requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. Unitholders should consult with their tax advisers with respect to the limitations on the dividends received deductions. To the extent dividends received by the Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations.

   Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

   Recognition of Taxable Gain or Loss upon Disposition of Securities by a Trust or Disposition of Units. The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

   The Revenue Reconciliation Act of 1993 recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and their prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

   If the Unitholder disposes of a Unit, he or she is deemed thereby to have disposed of his or her entire pro rata interest in all assets of the Trust involved, including his or her pro rata portion of all the Securities represented by the Unit. The Taxpayer Relief Act of 1997 includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures as forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss). Unitholders should consult their own tax advisers with regard to any such constructive sales rules.

   Special Tax Consequences of In Kind Distributions upon Redemption of Units or Termination of a Trust. As discussed in "Rights of Unitholders-Redemption of Units," under certain circumstances a Unitholder tendering Units for redemption may request an In Kind Distribution. A Unitholder may also under certain circumstances request an In Kind Distribution upon the termination of the Trust. See "Rights of Unitholders-Redemption of Units." Treasury Obligations will not be distributed to a Unitholder as part of an In Kind Distribution. The tax consequences relating to the sale of Treasury Obligations are discussed above. As previously discussed, prior to the redemption of Units or the termination of the Trust, a Unitholder is considered as owning a pro rata portion of each of the Trust assets for federal income tax purposes. The receipt of an In Kind Distribution will result in a Unitholder receiving an undivided interest in whole shares of stock plus, possibly, cash.

   The potential tax consequences that may occur under an In Kind Distribution will depend on whether or not a Unitholder receives cash in addition to Equity Securities. An "Equity Security" for this purpose is a particular class of stock issued by a particular corporation (and does not include the Treasury Obligations). A Unitholder will not recognize gain or loss with respect to the Equity Securities if a Unitholder only receives Equity Securities in exchange for his or her pro rata portion in each share of the Equity Securities held by the Trust. However, if a Unitholder also receives cash in exchange for a fractional share of an Equity Security held by the Trust, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in such fractional share of the Equity Security held by the Trust. In either case, a Unitholder who receives cash in exchange for his interest in the Treasury Obligations will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in the Treasury Obligations for the Treasury Obligations.

   Because the Trust will own many Equity Securities, a Unitholder who requests an In Kind Distribution will have to analyze the tax consequences with respect to each Equity Security owned by the Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unitholder with respect to each Equity Security owned by the Trust. Unitholders who request an In Kind Distribution are advised to consult their tax advisers in this regard.

   Computation of the Unitholder's Tax Basis. Initially a Unitholder's tax basis in his Units will generally equal the price paid by such Unitholder for his Units. The cost of the Units is allocated among his pro rata portion of the Securities held in the Trust in accordance with the proportion of the fair market values of such Securities on the valuation date nearest the date the Units are purchased in order to determine such Unitholder's tax basis for his pro rata portion of each Security.

   A Unitholder's tax basis in his Units and his pro rata portion of an Equity Security will be reduced to the extent dividends paid with respect to such Security are received by the Trust which are not taxable as ordinary income as described above. A Unitholder's tax basis in his Units and his pro rata portion of a Treasury Obligation is increased by the amount of original issue discount thereon property included in the Unitholder's gross income for federal income tax purposes.

   General. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified by the Internal Revenue Service that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons (accrual of original issue discount on the Treasury Obligations may not be subject to taxation or withholding provided certain requirements are met). Such persons should consult their tax advisers.

   In general income that is not effectively connected to the conduct of a trade or business within the United States that is earned by non-U.S. Unitholders and derived from dividends of foreign corporations will not be subject to U.S. withholding tax provided that less than 25 percent of the gross income of the foreign corporation for a three-year period ending with the close of its taxable year preceding payment was not effectively connected to the conduct of a trade or business within the United States. In addition, such earnings may be exempt from U.S. withholding pursuant to a specific treaty between the United States and a foreign country. Non-U.S. Unitholders should consult their own tax advisers regarding the imposition of U.S. withholding on distributions from the Trust.

   It should be noted that payments to the Trust of dividends on Equity Securities that are attributable to foreign corporation may be subject to foreign withholding taxes and Unitholders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by the Trust. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unitholders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. Investors should consult their tax advisers with respect to foreign withholding taxes and foreign tax credits.

   Unitholders will be notified annually of the amounts of original issue discount, dividend income and long-term capital gain distributions includable in the Unitholder's gross income and amounts of Trust expenses which may be claimed as itemized deductions.

   Unitholders desiring to purchase Units for tax-deferred plans and Eras should consult their broker-dealers for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established.

   In the opinion of special counsel to the Trust for New York tax matters, the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.

   The foregoing discussion relates only to the tax treatment of U.S. Unitholders with regard to federal and certain aspects of New York State and City income taxes. Unitholders may be subject to state and local taxation in other jurisdictions. Unitholders should consult their tax advisers regarding potential foreign, state or local taxation with respect to the Units. The term U.S. Unitholder means an owner of a Unit of the Trust that is (a) is (i) for United States federal income tax purposes a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unitholder in paragraph (a) but whose income from a Unit is effectively connected with such Unitholder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable.

                            TRUST OPERATING EXPENSES

   Compensation of Sponsor and Evaluator. The Sponsor will not receive any fees in connection with its activities relating to the Trusts. However, Van Kampen Investment Advisory Corp., which is an affiliate of the Sponsor, will receive an annual supervisory fee, payable in monthly installments, which is not to exceed the amount set forth under "Summary of Essential Financial Information" in Part One of this Prospectus, for providing portfolio supervisory services for each Trust. Such fee (which is based on the number of Units outstanding on January 1 of each year) may exceed the actual costs of providing such supervisory services for this Fund, but at no time will the total amount received for portfolio supervisory services rendered to Series 1 and subsequent series of the Fund in any calendar year exceed the aggregate cost to the Supervisor of supplying such services in such year. In addition, the Evaluator, which is a division of Van Kampen Investment Advisory Corp. shall receive as an annual per Unit evaluation fee, payable in monthly installments, for regularly evaluating each Trust's portfolio that amount set forth under "Summary of Essential Financial Information" in Part One of this Prospectus (which is based on the outstanding number of Units on January 1 of each year). Both of the foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. The Sponsor and dealers will receive sales commissions and may realize other profits (or losses) in connection with the sale of Units as described under "Public Offering--Sponsor and Dealer Compensation".

   Trustee's Fee. For its services the Trustee will receive as an annual per Unit fee from the Trusts that amount set forth under "Summary of Essential Information" in Part One of this Prospectus (which is based on the outstanding number of units on January 1 of each year). The Trustee's fees are payable monthly on or before the twenty-fifth day of each month from the Income Account to the extent funds are available and then from the Capital Account. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these Accounts are non-interest bearing and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to a Trust is expected to result from the use of these funds. Such fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Trust Agreement, see "Rights of Unitholders--Reports Provided" and "Trust Administration".

   Miscellaneous Expenses. Expenses incurred in establishing a Trust, including the cost of the initial preparation of documents relating to the Trust (including the Prospectus, Trust Agreement and certificates), federal and state registration fees, the initial fees and expenses of the Trustee, legal and accounting expenses, payment of closing fees and any other out-of-pocket expenses ("organizational costs"), may be paid by the Trust and amortized over a five year period or over the life of the Trust if less than five years. The following additional charges are or may be incurred by a Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of a Trust, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect a Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of a Trust without negligence, bad faith or wilful misconduct on its part and (g) expenditures incurred in contacting Unitholders upon termination of the Trusts. The Trust may pay the cost of updating its registration statement each year. Unit investment trust sponsors have historically paid these costs.

   The fees and expenses set forth herein are payable out of each Trust. When such fees and expenses are paid by or owning to the Trustee, they are secured by a lien on the portfolio of each Trust. Since the Securities are all common stocks, and the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of a Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by a Trust, the Trustee has the power to sell Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "Federal Taxation".

                                 PUBLIC OFFERING

   General. Units are offered at the Public Offering Price. The secondary market Public Offering Price is based on the aggregate underlying value of the Securities in the Trust, an applicable sales charge, and cash, if any, in the Income and Capital Accounts held or owned by the Trust. The current sales charge applicable to Units is described in Part One of this Prospectus under "Summary of Essential Financial Information".

   Employees, officers and directors (including their spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, dealers and their affiliates, and vendors providing services to the Sponsor may purchase Units at the Public Offering Price less the applicable dealer concession.

   Units may be purchased in the secondary market at the Public Offering Price (for purchases which do not qualify for a sales charge reduction for quantity purchases) less the concession the Sponsor typically allows to brokers and dealers for purchases (see "Trust Administration--General--Unit Distribution") by (1) investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed, (2) bank trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, custodial or similar capacity, (3) any person who for at least 90 days, has been an officer, director or bona fide employee of any firm offering Units for sale to investors or their spouses or children and (4) officers and directors of bank holding companies that make Units available directly or through subsidiaries or bank affiliates. Notwithstanding anything to the contrary in this Prospectus, such investors, bank trust departments, firm employees and bank holding company officers and directors who purchase Units through this program will not receive sales charge reductions for quantity purchases.

   Offering Price. The Public Offering Price of the Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One of this Prospectus in accordance with fluctuations in the prices of the underlying Securities in a Trust.

   The price of the Units as of the opening of business on the date stated in the "Summary of Essential Financial Information" in Part One of this Prospectus was established by adding to the determination of the aggregate underlying value of the Securities an amount equal to the original sales charge and dividing the sum so obtained by the number of Units outstanding. The Public Offering Price shall include the proportionate share of any cash held in the Capital Account. The Evaluator will appraise or cause to be appraised daily the value of the underlying Securities as of the close of trading on the New York Stock Exchange (which is presently 4:00 P.M. New York time) on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received at or prior to the close of trading on the New York Stock Exchange on each such day. Orders received by the Trustee, Sponsor or any dealer for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price.

   The value of the Equity Securities is determined on each business day by the Evaluator based on the closing sale prices on the day the valuation is made for Securities listed on a national stock exchange or, if no such price exists, at the bid prices on the day the valuation is made. The Treasury Obligations will be valued on the bid prices thereof.

   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities in the Trust but rather the entire pool of Securities, taken as a whole, which are represented by the Units.

   Unit Distribution. Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described.

   Broker-dealers or others will be allowed a concession or agency commission of 70% of the sale charge in connection with the distribution of Units.

   Certain commercial banks are making Units of each Trust available to their customers on an agency basis. A portion of the sales charge (equal to the agency commission referred to above) is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

   To facilitate the handling of transactions, sales of Units shall normally be limited to transactions involving a minimum of 100 Units and 25 Units for a tax-sheltered retirement plan. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   Sponsor and Dealer Compensation. The Sponsor and dealers will receive the gross sales commission as described under "Public Offering--General" above. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   As stated under "Public Market" below, the Sponsor intends to, and certain dealers maintain a secondary market for Units of each Trust. In so maintaining a market, the Sponsor and any such dealers will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold. In addition, the Sponsor and any such dealers will also realize profits or sustain losses resulting from a redemption of such repurchased Units at a price above or below the purchase price for such Units, respectively.

   Public Market. Although its is not obligated to do so, the Sponsor intends to maintain a market for the Units offered hereby and offer continuously to purchase Units at prices subject to change at any time, based upon the aggregate underlying value of the Equity Securities in each Trust plus the aggregate bid price of the Treasury Obligations. If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor may either discontinue all purchases of Units or discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units and the Unitholder cannot find another purchaser, a Unitholder desiring to dispose of his Units may be able to dispose of such Units only by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

   Tax-Sheltered Retirement Plans. Units of the Trusts are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The purchase of Units of a Trust may be limited by the plans' provisions and does not itself establish such plans. The minimum purchase in connection with a tax-sheltered retirement plan is 25 Units of an individual Trust.

                              RIGHTS OF UNITHOLDERS

   Certificates. The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units of each Trust is evidenced by separate registered certificates executed by the Trustee and the Sponsor. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to, or in substitution for STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any multiple thereof.

   Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   Distributions of Income and Capital. Any dividends received by each Trust with respect to the Equity Securities therein are credited by the Trustee to the Income Account. Other receipts (e.g., capital gains, proceeds from the sale of Securities, return of principal, etc.) are credited to the Capital Account. The Trustee will distribute any net income other than accreted interest received with respect to any of the Securities in the Trust on or about the Income Distribution Dates to Unitholders of record on the preceding Income Record Dates. See "Summary of Essential Financial Information" in Part One of the Prospectus. Proceeds received on the sale of any Securities in the Trust, to the extent not used to meet redemptions of Units or pay expenses, will be distributed annually on the Capital Account Distribution Date to Unitholders of record on the preceding Capital Account Record Date. Income with respect to the original issue discount on the Treasury Obligations will not be distributed currently, although Unitholders in the Trust will be subject to federal income tax as if a distribution had occurred. See "Federal Taxation." Proceeds received from the disposition of any of the Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date applicable to such Capital Account. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds).

   The distribution to the Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of an amount substantially equal to such portion of the Unitholders' pro rata share of the cash in the Income Account after deducting estimated expenses. Because dividends are not received by the Trusts at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate from distribution to distribution. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. A person will become the owner of Units, and thereby a Unitholder of record, on the date of settlement provided payment has been received. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

   On or before the tenth day of each month, the Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account amounts necessary to pay the expenses of each Trust (as determined on the basis set forth under "Trust Operating Expenses"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of a Trust. Amounts so withdrawn shall not be considered a part of a Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts such amounts as may be necessary to cover redemptions of Units.

   Reinvestment Option. Unitholders may elect to have each distribution of interest income, capital gains and/or principal on their Units automatically reinvested in shares of certain Van Kampen mutual funds which are registered in the Unitholder's state of residence. Such mutual funds are hereinafter collectively referred to as the "Reinvestment Funds".

   Each Reinvestment Fund has investment objectives which differ in certain respects from those of the Trusts. The prospectus relating to each Reinvestment Fund describes the investment policies of such fund and sets forth the procedures to follow to commence reinvestment. A Unitholder may obtain a prospectus for the respective Reinvestment Funds from Van Kampen Funds Inc. at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Texas residents who desire to reinvest may request that a broker-dealer registered in Texas send the prospectus relating to the respective fund.

   After becoming a participant in a reinvestment plan, each distribution of interest income, capital gains and/or principal on the participant's Units will, on the applicable distribution date, automatically be applied, as directed by such person, as of such distribution date by the Trustee to purchase shares (or fractions thereof) of the applicable Reinvestment Fund at a net asset value as computed as of the close of trading on the New York Stock Exchange on such date. Unitholders with an existing Guaranteed Reinvestment Option (GRO) Program account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new GRO account which allows purchases of Reinvestment Fund shares at net asset value as described above.

   Confirmations of all reinvestments by a Unitholder into a Reinvestment Fund will be mailed to the Unitholder by such Reinvestment Fund. A participant may at any time prior to five days preceding the next succeeding distribution date, by so notifying the Trustee in writing, elect to terminate his or her reinvestment plan and receive future distributions of his or her Units in cash. There will be no charge or other penalty for such termination. Each Reinvestment Fund, its sponsor and investment adviser shall have the right to terminate at any time the reinvestment plan relating to such fund.

   Reports Provided. The Trustee shall furnish Unitholders in connection with each distribution a statement of the amount of income and the amount of other receipts (received since the preceding distribution), if any, being distributed, expressed in each case as a dollar amount representing the pro rata share of each Unit outstanding. For as long as the Sponsor deems it to be in the best interest of the Unitholders, the accounts of a Trust shall be audited, not less frequently than annually, by independent certified public accountants, and the report of such accountants shall be furnished by the Trustee to Unitholders upon request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder a statement (i) as to the Income Account: income received (including amortization of original issue discount with respect to the Treasury Obligations in Select Equity and Treasury Trust and Blue Chip Opportunity and Treasury Trust), deductions for applicable taxes and for fees and expenses of a Trust, for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to the Capital Account: the dates of disposition of any Securities (other than pursuant to In Kind Distributions) and the net proceeds received therefrom, the results of In Kind Distributions in connection with redemptions of Units, if any, deductions for payment of applicable taxes and fees and expenses of the related Trust held for distribution to Unitholders of record as of a date prior to the determination and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Securities held and the number of Units outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Income and Capital Accounts, separately stated, expressed as total dollar amounts.

   In order to comply with federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, evaluations of the Securities in a Trust furnished to it by the Evaluator.
   Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286 of the certificates representing the Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender the Unitholder will be entitled to receive in cash (unless the redeeming Unitholder elects an In Kind Distribution as indicated below) an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the close of trading on the New York Stock Exchange (which is currently 4:00 P.M. New York time) the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day.

   The Trustee is empowered to sell Securities in order to make funds available for redemption if funds are not otherwise available in the Capital and Income Accounts to meet redemptions. The Securities to be sold will be selected by the Trustee from those designated on a current list provided by the portfolio supervisor for this purpose. Units so redeemed shall be cancelled.

   Unitholders tendering 1,000 Units or more for redemption may request from the Trustee in lieu of a cash redemption a distribution in kind ("In Kind Distribution") of an amount and value of Securities per Unit equal to the Redemption Price per Unit as determined as of the evaluation next following the tender. An In Kind Distribution on redemption of Units will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's bank or broker-dealer at Depository Trust Company. The tendering Unitholder will receive his pro rata number of whole shares of each of the Securities comprising the portfolio and cash from the Capital Account equal to the fractional shares (and in the case of the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust the pro rata portion of the Treasury Obligations) to which the tendering Unitholder is entitled. In implementing these redemption procedures, the Trustee shall make any adjustments necessary to reflect differences between the Redemption Price of the Securities distributed in kind as of the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Securities according to the criteria discussed above.

   To the extent that Securities are redeemed in kind or sold, the size of a Trust will be, and the diversity of such Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an In Kind Distribution. See "Federal Taxation".

   The Redemption Price per Unit will be determined on the basis of the aggregate underlying value of the Equity Securities in each Trust plus the bid price of the Treasury Obligations, plus or minus cash, if any, in the Income and Capital Accounts. While the Trustee has the power to determine the Redemption Price per Unit when Units are tendered for redemption, such authority has been delegated to the Evaluator which determines the price per Unit on a daily basis. The Redemption Price per Unit is the pro rata share of each Unit in a Trust determined on the basis of (i) the cash on hand in such Trust or monies in the process of being collected and (ii) the value of the Securities in such Trust, less (a) amounts representing taxes or other governmental charges payable out of such Trust, (b) any amount owing to the Trustee for its advances and (c) the accrued expenses of such Trust. The Evaluator may determine the value of a Securities in a Trust in the following manner: if the Securities are listed on a national securities exchange, the evaluation will generally be based on the last available sale price on the exchange (unless the Evaluator deems the price inappropriate as a basis for evaluation) or, if there is no last available sale price on the exchange, at the bid prices. See "Public Offering" for a description of the method of evaluating the Treasury Obligations in the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust.

   As stated above, the Trustee may sell Securities to cover redemptions. When Securities are sold, the size and the diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities in a Trust is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit.

                              TRUST ADMINISTRATION

   Sponsor Purchases of Units. The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before the close of business on the next succeeding business day and by making payment therefor to the Unitholder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

   The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit resulting from the resale of such Units will belong to the Sponsor which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units.


   Portfolio Administration. The portfolios of the Fund are not "managed" by the Sponsor, Supervisor or the Trustee; their activities described herein are governed solely by the provisions of the Trust Agreement. The Trust Agreement provides that the Sponsor may (but need not) direct the Trustee to dispose of an Equity Security in the event that an issuer defaults in the payment of a dividend that has been declared, that any action or proceeding has been instituted restraining the payment of dividends or there exists any legal question or impediment affecting such Equity Security, that the issuer of the Equity Security has breached a covenant which would affect the payments of dividends, the credit standing of the issuer or otherwise impair the sound investment character of the Equity Security, that the issuer has defaulted on the payment on any other of its outstanding obligations, that the price of the Equity Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor, the retention of such Equity Securities would be detrimental to a Trust. Treasury Obligations may be sold by the Trustee only pursuant to the liquidation of a Trust or to meet redemption requests. Except as stated under "Trust Portfolios -- General" for failed securities, the acquisition by the Fund of any securities other than the Securities is prohibited. Pursuant to the Trust Agreement and with limited exceptions, the Trustee may sell any securities or other properties acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by a Trust, they may be accepted for deposit in such Trust and either sold by the Trustee or held in such Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Supervisor). Proceeds from the sale of Securities (or any securities or other property received by the Fund in exchange for Equity Securities) are credited to the applicable Capital Account for distribution to Unitholders or to meet redemptions.

   As indicated under "Rights of Unitholders" above, the Trustee may also sell Securities designated by the Supervisor, or if not so directed, in its own discretion, for the purpose of redeeming Units of a Trust tendered for redemption and the payment of expenses; provided, however, that in the case of Securities sold to meet redemption requests, Treasury Obligations may only be sold if the Select Equity and Treasury Trust and the Blue Chip Opportunity and Treasury Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of such Trust at least equal to $10.00 per Unit ($11.00 per Unit for Blue Chip Opportunity and Treasury Trust, Series 5 and subsequent series).

   When the Trust sells Securities, the composition and diversity of the Equity Securities may be altered. In order to obtain the best price for a Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Equity Securities are to be sold.

   Amendment or Termination. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (1) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, or (2) to make such other provisions as shall not adversely affect the Unitholders, (as determined in good faith by the Sponsor and the Trustee) provided, however, that the Trust Agreement may not be amended to increase the number of Units. The Trust Agreement may also be amended in any respect by the Trustee and Sponsor, or any of the provisions thereof may be waived, with the consent of the holders of 51% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in a Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. The Trustee shall advise the Unitholders of any amendment promptly after execution thereof.

   A Trust may be liquidated (1) at any time by consent of Unitholders representing 100% of the Units then outstanding or (2) by the Trustee when the value of such Trust, as shown by any evaluation, is less than that indicated under "Summary of Essential Financial Information" in Part One of the Prospectus. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date stated under "Summary of Essential Financial Information" in Part One of this Prospectus.

   Commencing on the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of the Trusts. The Sponsor will determine the manner, timing and execution of the sales of the Equity Securities. Written notice of any termination specifying the time or times at which Unitholders may surrender their certificates for cancellation, if any are then issued and outstanding, shall be given by the Trustee to each Unitholder so holding a certificate at his address appearing on the registration books of the Fund maintained by the Trustee. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice thereof to all Unitholders and will include with such notice a form to enable Unitholders owning the applicable number of Units of a Trust to request an In Kind Distribution rather than payment in cash upon the termination of the related Trust. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the next business day thereafter if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of each of the Equity Securities in the related portfolio to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Equity Securities and the pro rata portion of the Treasury Obligations will be paid in cash. Unitholders not requesting an In Kind Distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of each Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Equity Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder his pro rata share of the balance of the Income and Capital Accounts.

   Within 60 days of the final distribution, Unitholders will be furnished a final distribution statement, in substantially the same form as the annual distribution statement, of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.

   Limitations on Liabilities. The Sponsor, the Evaluator, the Supervisor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement.

   The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Trust Agreement or upon or in respect of a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

   The Trustee, Sponsor, Supervisor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

   Sponsor. Van Kampen Funds Inc., a Delaware corporation, is the Sponsor of the Trust. The Sponsor is an indirect subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is a wholly owned subsidiary of MSAM Holdings II, Inc., which in turn is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW").

     MSDW, together with various of its directly and indirectly owned subsidiaries, is engaged in a wide range of financial services through three primary businesses: securities, asset management and credit services. These principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; global custody, securities clearance services and securities lending; and credit card services.
     Van Kampen Funds Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has offices at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, (630) 684-6000 and 2800 Post Oak Boulevard, Houston, Texas 77056, (713)
993-0500. As of November 30, 1998, the total stockholders' equity of Van Kampen Funds Inc. was $135,236,000 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)
     As of September 30, 1997, the Sponsor and its Van Kampen affiliates managed or supervised approximately $65.3 billion of investment products, of which over $10.85 billion is invested in municipal securities. The Sponsor and its Van Kampen affiliates managed $54 billion of assets, consisting of $34.3 billion for 55 open-end mutual funds (of which 45 are distributed by Van Kampen Funds Inc.) $14.2 billion for 37 closed-end funds and $5.5 billion for 106 institutional accounts. The Sponsor has also deposited approximately $26 billion of unit investment trusts. All of Van Kampen's open-end funds, closed-ended funds and unit investment trusts are professionally distributed by leading financial firms nationwide. Based on cumulative assets deposited, the Sponsor believes that it is the largest sponsor of insured municipal unit investment trusts, primarily through the success of its Insured Municipals Income Trust(R) or the IM-IT(R) trust. The Sponsor also provides surveillance and evaluation services at cost for approximately $13 billion of unit investment trust assets outstanding. Since 1976, the Sponsor has serviced over two million investor accounts, opened through retail distribution firms.
   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trusts as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its Unit Investment Trust Division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of the Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the trust portfolios.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder of such Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation (see "Rights of Unitholders--Reports Provided"). The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in each Trust.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus, and undivided profits of not less than $5,000,000.

                                  OTHER MATTERS

   Legal Opinions. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

   Independent Certified Public Accountants. The statement of condition and the related securities portfolio included in Part One of this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in Part One of this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.


No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Sponsor or dealers. This Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any persons to whom it is not lawful to make such offer in such state.


                  Table of Contents                      Page
                  -----------------                     ------

The Trusts                                                     2
Objectives and Securities Selection                            2
Trust Portfolios                                               3
Risk Factors                                                   3
Federal Taxation                                               4
Trust Operating Expenses                                       6
Public Offering                                                7
Rights of Unitholders                                          8
Trust Administration                                           9
Other Matters                                                 11


This Prospectus contains information concerning the Fund and the Sponsor, but does not contain all of the information set forth in the registration statements and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


                                SELECT EQUITY AND
                                 TREASURY TRUST
                                       AND
                              BLUE CHIP OPPORTUNITY
                               AND TREASURY TRUST


                                   PROSPECTUS
                                    PART TWO


                     Note: This Prospectus May Be Used Only
                       When Accompanied by Part One. Both
                       Parts of this Prospectus should be
                         retained for future reference.


                              Dated as of the date
                                of the Prospectus
                              Part One accompanying
                                 this prospectus
                                    Part Two.


                                    Sponsor:

                              VAN KAMPEN FUNDS INC.
                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181


                             2800 Post Oak Boulevard
                              Houston, Texas 77056




                      Contents of Post-Effective Amendment
                            to Registration Statement

    This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen American Capital Equity Opportunity Trust, Series 102, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 24th day of September, 1999.

                                  Van Kampen American Capital Equity Opportunity
                                                               Trust, Series 102
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)


                                                               By: Gina Costello
                                                             Assistant Secretary
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on September 24, 1999 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE               TITLE

Richard F. Powers III   Chairman and Chief Executive          )
                        Officer                               )

John H. Zimmerman III   President and Chief Operating         )
                        Officer                               )

William R. Rybak        Executive Vice President and          )
                        Chief Financial Officer               )

A. Thomas Smith III     Executive Vice President,             )
                        General Counsel and Secretary         )

Michael H. Santo        Executive Vice President              )


          Gina M. Costello______________
               (Attorney in Fact)*

--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 136 (File No. 333-70897) and the same are hereby incorporated herein by this reference.